UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23382

SPROTT FUNDS TRUST

(Exact name of registrant as specified in charter)

320 Post Road, Suite 230

Darien, Connecticut 06820

(Address of principal executive offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 656-2400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

Sprott Gold Miners ETF Principal Listing Exchange: NYSE Arca, Inc.	June 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDM

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Gold Miners ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://sprottetfs.com/sgdm-sprott-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Miners ETF	$32	0.49%

Fund Statistics

Total Net Assets	$409,708,581
Number of Portfolio Holdings	39
Portfolio Turnover Rate	29%

What Did the Fund Invest In?

As of June 30, 2025

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Gold Miners ETF

JUNE 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/sgdm-sprott-gold-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85210B102–SA–06302025

Sprott Junior Gold Miners ETF Principal Listing Exchange: NYSE Arca, Inc.	June 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDJ

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Junior Gold Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Gold Miners ETF	$31	0.50%

Fund Statistics

Total Net Assets	$175,521,740
Number of Portfolio Holdings	30
Portfolio Turnover Rate	59%

What Did the Fund Invest In?

As of June 30, 2025

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Junior Gold Miners ETF

JUNE 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85210B201–SA–06302025

Sprott Critical Materials ETF Principal Listing Exchange: NASDAQ	June 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SETM

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Critical Materials ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://sprottetfs.com/setm-sprott-critical-materials-etf. You can also request this information by contacting us at 1.888.622.1813.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Critical Materials ETF	$35	0.65%

Fund Statistics

Total Net Assets	$48,106,831
Number of Portfolio Holdings	90
Portfolio Turnover Rate	22%

What Did the Fund Invest In?

As of June 30, 2025

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Critical Materials ETF

JUNE 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SETM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/setm-sprott-critical-materials-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P402–SA–06302025

Sprott Lithium Miners ETF Principal Listing Exchange: NASDAQ	June 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: LITP

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Lithium Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://sprottetfs.com/litp-sprott-lithium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Lithium Miners ETF	$30	0.65%

Fund Statistics

Total Net Assets	$13,645,094
Number of Portfolio Holdings	30
Portfolio Turnover Rate	24%

What Did the Fund Invest In?

As of June 30, 2025

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Lithium Miners ETF

JUNE 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: LITP Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/litp-sprott-lithium-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P709–SA–06302025

Sprott Uranium Miners ETF Principal Listing Exchange: NYSE Arca, Inc.	June 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: URNM

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Uranium Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://sprottetfs.com/urnm-sprott-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Uranium Miners ETF	$41	0.75%

Fund Statistics

Total Net Assets	$1,749,288,005
Number of Portfolio Holdings	37
Portfolio Turnover Rate	9%

What Did the Fund Invest In?

As of June 30, 2025

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Uranium Miners ETF

JUNE 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: URNM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/urnm-sprott-uranium-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P303–SA–06302025

Sprott Junior Uranium Miners ETF Principal Listing Exchange: NASDAQ	June 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: URNJ

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Junior Uranium Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Uranium Miners ETF	$42	0.80%

Fund Statistics

Total Net Assets	$307,354,046
Number of Portfolio Holdings	33
Portfolio Turnover Rate	18%

What Did the Fund Invest In?

As of June 30, 2025

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Junior Uranium Miners ETF

JUNE 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: URNJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P808–SA–06302025

Sprott Junior Copper Miners ETF Principal Listing Exchange: NASDAQ	June 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: COPJ

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Junior Copper Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://sprottetfs.com/copj-sprott-junior-copper-miners-etf . You can also request this information by contacting us at 1.888.622.1813.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Copper Miners ETF	$43	0.75%

Fund Statistics

Total Net Assets	$14,221,912
Number of Portfolio Holdings	45
Portfolio Turnover Rate	20%

What Did the Fund Invest In?

As of June 30, 2025

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Junior Copper Miners ETF

JUNE 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: COPJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/copj-sprott-junior-copper-miners-etf .

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P501–SA–06302025

Sprott Nickel Miners ETF Principal Listing Exchange: NASDAQ	June 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: NIKL

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Nickel Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://sprottetfs.com/nikl-sprott-nickel-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Nickel Miners ETF	$39	0.75%

Fund Statistics

Total Net Assets	$11,247,209
Number of Portfolio Holdings	26
Portfolio Turnover Rate	26%

What Did the Fund Invest In?

As of June 30, 2025

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Nickel Miners ETF

JUNE 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: NIKL Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/nikl-sprott-nickel-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P600–SA–06302025

Sprott Copper Miners ETF Principal Listing Exchange: NASDAQ	June 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: COPP

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Copper Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://sprottetfs.com/copp-sprott-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Copper Miners ETF	$34	0.65%

Fund Statistics

Total Net Assets	$28,763,735
Number of Portfolio Holdings	55
Portfolio Turnover Rate	20%

What Did the Fund Invest In?

As of June 30, 2025

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Copper Miners ETF

JUNE 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: COPP Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/copp-sprott-copper-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P881–SA–06302025

Sprott Silver Miners & Physical Silver ETF Principal Listing Exchange: NASDAQ	June 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SLVR

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Silver Miners & Physical Silver ETF (the "Fund") for the period of January 14, 2025 to June 30, 2025.

You can find additional information about the Fund at https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf. You can also request this information by contacting us at 1.888.622.1813.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Silver Miners & Physical Silver ETF	$36	0.65%
The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Fund Statistics

Total Net Assets	$107,121,929
Number of Portfolio Holdings	51
Portfolio Turnover Rate	53%

What Did the Fund Invest In?

As of June 30, 2025

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Silver Miners & Physical Silver ETF

JUNE 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SLVR Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

You can find additional information about the Fund at https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf. You can also request this information by contacting us at 1.888.622.1813.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P873–SA–06302025

Sprott Active Gold & Silver Miners ETF Principal Listing Exchange: NASDAQ	June 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: GBUG

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Active Gold & Silver Miners ETF (the "Fund") for the period of February 19, 2025 to June 30, 2025.

You can find additional information about the Fund at https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Active Gold & Silver Miners ETF	$36	0.89%
The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Fund Statistics

Total Net Assets	$45,849,334
Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

What Did the Fund Invest In?

As of June 30, 2025

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Active Gold & Silver Miners ETF

JUNE 30, 2025 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: GBUG Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

You can find additional information about the Fund at https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P865–SA–06302025

Sprott Gold Equity Fund Institutional Class | SGDIX Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
	Institutional Class	$68	1.11%

*	Annualized

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$1,174,929,678
Number of Holdings	51
Portfolio Turnover	22%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

WHAT DID THE FUND INVEST IN? (as a % of net assets as of June 30, 2025)

Top 10 Issuers	(%)
Gold Bullion	15.1%
Agnico Eagle Mines, Ltd.	5.5%
Coeur Mining, Inc.	4.4%
OceanaGold Corp.	4.3%
OR Royalties, Inc.	4.0%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
Lundin Gold, Inc.	3.4%
Wesdome Gold Mines, Ltd.	3.4%
Torex Gold Resources, Inc.	3.3%
Alamos Gold, Inc.	3.1%
Country Breakdown	(%)
Canada	62.8%
United States	30.4%
Australia	8.1%
United Kingdom	2.2%
Cash & Other	-3.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

Sprott Gold Equity Fund	PAGE 1	TSR-SAR-85208P204

Sprott Gold Equity Fund Investor Class | SGDLX Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
	Investor Class	$85	1.39%

*	Annualized

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$1,174,929,678
Number of Holdings	51
Portfolio Turnover	22%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

WHAT DID THE FUND INVEST IN? (as a % of net assets as of June 30, 2025)

Top 10 Issuers	(%)
Gold Bullion	15.1%
Agnico Eagle Mines, Ltd.	5.5%
Coeur Mining, Inc.	4.4%
OceanaGold Corp.	4.3%
OR Royalties, Inc.	4.0%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
Lundin Gold, Inc.	3.4%
Wesdome Gold Mines, Ltd.	3.4%
Torex Gold Resources, Inc.	3.3%
Alamos Gold, Inc.	3.1%
Country Breakdown	(%)
Canada	62.8%
United States	30.4%
Australia	8.1%
United Kingdom	2.2%
Cash & Other	-3.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

Sprott Gold Equity Fund	PAGE 1	TSR-SAR-85208P105

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing on Form N-CSR.

Item 6. Investments.

(a)	The complete schedule of investments is included in the Financial Statements filed under Item 7 of this Form N-CSR.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-Ended Management Investment Companies.

Semi-Annual Financial Statements and
Other Important Information

June 30, 2025

Sprott Gold Miners ETF  (NYSE Arca: SGDM)

Sprott Junior Gold Miners ETF  (NYSE Arca: SGDJ)

Sprott Critical Materials ETF  (Nasdaq: SETM) (Formerly Sprott Energy Transition Materials ETF)

Sprott Lithium Miners ETF  (Nasdaq: LITP)

Sprott Uranium Miners ETF  (NYSE Arca: URNM)

Sprott Junior Uranium Miners ETF  (Nasdaq: URNJ)

Sprott Junior Copper Miners ETF  (Nasdaq: COPJ)

Sprott Nickel Miners ETF  (Nasdaq: NIKL)

Sprott Copper Miners ETF  (Nasdaq: COPP)

Sprott Silver Miners & Physical Silver ETF  (Nasdaq: SLVR)

Sprott Active Gold & Silver Miners ETF  (Nasdaq: GBUG)

Table of Contents

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Sprott Gold Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.99%)
Gold Mining (93.56%)
Agnico Eagle Mines, Ltd.(a)	395,907	$47,168,681
Alamos Gold, Inc., Class A(a)	615,158	16,362,051
Anglogold Ashanti PLC	117,053	5,334,105
Artemis Gold, Inc.(b)	71,505	1,300,664
B2Gold Corp.(a)	371,342	1,341,658
Barrick Mining Corp.	616,063	12,825,692
Centerra Gold, Inc.	1,469,832	10,588,619
Coeur Mining, Inc.(b)	149,323	1,323,002
Dundee Precious Metals, Inc.(a)	746,913	12,001,070
Eldorado Gold Corp.(b)	64,743	1,317,919
Endeavour Mining PLC	449,797	13,869,635
Equinox Gold Corp.(a)(b)	359,665	2,075,981
Franco-Nevada Corp.	178,282	29,270,062
G Mining Ventures Corp.(b)	93,908	1,226,131
Gold Fields, Ltd., Sponsored ADR	177,225	4,194,916
Harmony Gold Mining Co., Ltd., Sponsored ADR	1,045,152	14,600,773
IAMGOLD Corp.(b)	182,553	1,344,598
K92 Mining, Inc.(b)	981,616	11,072,239
Kinross Gold Corp.	1,390,622	21,731,181
Lundin Gold, Inc.(a)	331,250	17,489,903
New Gold, Inc.(b)	281,055	1,397,277
Newmont Corp.	870,646	50,723,836
Novagold Resources, Inc.(a)(b)	191,013	785,513
OceanaGold Corp.	785,248	11,083,140
OR Royalties, Inc.(a)	52,125	1,339,728
Orla Mining, Ltd.(a)(b)	1,076,242	10,811,816
Royal Gold, Inc.	95,326	16,952,776
Sandstorm Gold, Ltd.	148,917	1,400,864
Seabridge Gold, Inc.(a)(b)	50,194	728,721
Skeena Resources, Ltd.(b)	57,326	911,828
SSR Mining, Inc.(b)	110,638	1,411,259
Torex Gold Resources, Inc.(b)	38,795	1,265,485
Triple Flag Precious Metals Corp.(a)	520,356	12,338,752
Wesdome Gold Mines, Ltd.(b)	759,583	10,581,450
Wheaton Precious Metals Corp.	391,420	35,199,775
Total Gold Mining		383,371,100

Silver Mining (6.43%)
Fortuna Mining Corp.(b)	1,591,017	10,410,106
Pan American Silver Corp.	561,017	15,918,999
Total Silver Mining		26,329,105

TOTAL COMMON STOCKS
(Cost $265,329,278)		409,700,205

1 | June 30, 2025

Sprott Gold Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.20%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $241,355)	4.25%	241,355	$241,355

Investments Purchased with Collateral from Securities Loaned (2.14%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%
(Cost $8,756,240)		8,756,240	8,756,240

TOTAL SHORT TERM INVESTMENTS
(Cost $8,997,595)			$8,997,595

TOTAL INVESTMENTS (102.19%)
(Cost $274,326,873)			$418,697,800
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.19%)			(8,989,219)
NET ASSETS (100.00%)			$409,708,581

(a)	As of June 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $11,899,662. The loaned securities were secured with cash collateral of $8,756,240 and non-cash collateral with the value of $3,194,691. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Non-income producing security.

See Notes to Financial Statements.

2 | June 30, 2025

Sprott Junior Gold Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.04%)
Gold Mining (93.07%)
Aris Mining Corp.(a)	802,269	$5,402,465
Bellevue Gold, Ltd.(b)	6,961,268	4,123,404
Centerra Gold, Inc.	1,020,035	7,348,297
DRDGOLD, Ltd.(a)	4,256,075	5,704,817
Emerald Resources NL(a)(b)	1,992,671	5,140,989
Firefinch, Ltd.(a)(b)(c)	6,635,363	305,695
Gold Road Resources, Ltd.	3,212,888	6,914,621
Greatland Resources, Ltd.(b)	2,040,380	9,242,374
Hochschild Mining PLC	1,635,513	5,738,169
K92 Mining, Inc.(b)	876,267	9,883,944
McEwen Mining, Inc.(a)(b)	790,971	7,601,231
Novagold Resources, Inc.(b)	1,239,497	5,069,543
OceanaGold Corp.	668,338	9,433,050
Pan African Resources PLC(a)	7,986,845	5,015,623
Perpetua Resources Corp.(a)(b)	348,120	4,228,313
Ramelius Resources, Ltd.(a)	3,602,110	5,974,238
Regis Resources, Ltd.(b)	2,947,769	8,516,928
Resolute Mining, Ltd.(a)(b)	24,404,873	9,797,864
Seabridge Gold, Inc.(a)(b)	513,521	7,456,325
Skeena Resources, Ltd.(b)	415,243	6,604,856
Spartan Resources, Ltd.(b)	5,830,056	7,616,549
Vault Minerals, Ltd.(b)	19,514,572	5,394,278
Victoria Gold Corp./Vancouver(a)(b)(c)	968,690	–
Wesdome Gold Mines, Ltd.(b)	610,773	8,508,437
West African Resources, Ltd.(b)	3,568,049	5,330,669
Westgold Resources, Ltd.(a)	3,708,149	7,004,290
Total Gold Mining		163,356,969

Silver Mining (6.97%)
Endeavour Silver Corp.(a)(b)	1,253,635	6,177,265
Fortuna Mining Corp.(a)(b)	925,365	6,054,711
Total Silver Mining		12,231,976

TOTAL COMMON STOCKS
(Cost $146,642,821)		175,588,945

3 | June 30, 2025

Sprott Junior Gold Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.44%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $80,763)	4.25%	80,763	80,763

Investments Purchased with Collateral from Securities Loaned (5.39%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%
(Cost $9,464,778)		9,464,778	9,464,778

TOTAL SHORT TERM INVESTMENTS
(Cost $9,545,541)			$9,545,541

TOTAL INVESTMENTS (105.48%)
(Cost $156,188,362)			$185,134,486
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.48%)			(9,612,746)
NET ASSETS (100.00%)			$175,521,740

(a)	As of June 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $23,577,637. The loaned securities were secured with cash collateral of $9,464,778 and non-cash collateral with the value of $15,573,936. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Non-income producing security.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

4 | June 30, 2025

Sprott Critical Materials ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.68%)
Coal & Consumable Fuels (25.79%)
Bannerman Energy, Ltd.(a)	47,780	$104,717
Boss Energy, Ltd.(a)(b)	218,682	672,133
Cameco Corp.	33,700	2,501,551
CGN Mining Co., Ltd.(b)	1,669,950	516,943
Deep Yellow, Ltd.(a)	269,551	296,266
Denison Mines Corp.(a)	569,409	1,036,324
Encore Energy Corp.(a)	118,807	339,386
Energy Fuels, Inc.(a)	68,796	395,577
IsoEnergy, Ltd.(a)	10,929	77,849
Lotus Resources, Ltd.(a)	600,529	77,071
NAC Kazatomprom JSC, GDR(c)	40,214	1,737,245
NexGen Energy, Ltd.(a)	171,295	1,188,787
Paladin Energy, Ltd.(a)(b)	253,408	1,345,919
Peninsula Energy, Ltd.(a)(b)	46,341	18,910
Uranium Energy Corp.(a)	261,699	1,779,553
Uranium Royalty Corp.(a)	36,619	91,548
Ur-Energy, Inc.(a)	216,973	227,822
Total Coal & Consumable Fuels		12,407,601

Copper Mining (17.00%)
Antofagasta PLC	45,173	1,122,008
ATALAYA MINING COPPER SA	9,574	59,663
Capstone Copper Corp.(a)(b)	81,284	499,015
Central Asia Metals PLC	12,583	27,532
ERO Copper Corp.(a)	8,698	146,909
First Quantum Minerals, Ltd.(a)(b)	64,337	1,142,876
Freeport-McMoRan, Inc.	51,231	2,220,865
Hindustan Copper, Ltd.	45,380	147,792
Jinchuan Group International Resources Co., Ltd.(b)	287,600	23,448
KGHM Polska Miedz SA(a)	13,640	487,798
Lundin Mining Corp.(b)	85,069	894,575
MAC Copper, Ltd.(a)	9,710	117,394
Sandfire Resources, Ltd.(a)	24,220	178,851
SolGold PLC(a)(b)	128,085	12,079
Southern Copper Corp.	9,523	963,442
Taseko Mines, Ltd.(a)	41,335	130,205
Total Copper Mining		8,174,452

Diversified Metals & Mining (36.96%)
AbraSilver Resource Corp.(a)	62,088	234,811
American Battery Technology Co.(a)	40,638	65,834
Americas Gold & Silver Corp.(a)	191,331	154,538
Arafura Rare Earths, Ltd.(a)(b)	6,233,881	717,995
Core Lithium, Ltd.(a)(b)	2,455,820	158,397
Eramet SA(b)	6,944	375,449
Global Atomic Corp.(a)(b)	99,045	45,095
Hudbay Minerals, Inc.	34,020	360,952
IGO, Ltd.	399,495	1,096,409
ioneer, Ltd.(a)(b)	1,052,841	67,214
Ivanhoe Electric, Inc. / US(a)	5,576	50,574
Ivanhoe Mines, Ltd.(a)	51,710	388,466
Jupiter Mines, Ltd.	907,298	119,428
Leo Lithium, Ltd.(d)	23,792	3,727
Lifezone Metals, Ltd.(a)	16,549	68,182

5 | June 30, 2025

Sprott Critical Materials ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Liontown Resources, Ltd.(a)(b)	1,809,599	$833,692
Lithium Americas Corp.(a)	94,066	252,097
Lithium Argentina AG(a)(b)	75,153	156,318
Lynas Rare Earths, Ltd.(a)	387,474	2,195,690
Merdeka Battery Materials Tbk PT(a)	14,894,600	422,021
Meteoric Resources NL(a)(b)	6,516,571	514,666
MMG, Ltd.(a)	443,920	216,589
MP Materials Corp.(a)(b)	90,467	3,009,838
NGEx Minerals, Ltd.(a)	9,735	113,667
Nickel Industries, Ltd.	1,100,513	503,390
Patriot Battery Metals, Inc.(a)	295,282	51,500
Philex Mining Corp.	165,900	18,908
Pilbara Minerals, Ltd.(a)(b)	2,465,686	2,166,428
Sayona Mining, Ltd.(a)(b)	13,228,114	130,591
Sigma Lithium Corp.(a)(b)	72,785	327,533
Solaris Resources, Inc.(a)	7,434	34,065
Standard Lithium, Ltd.(a)(b)	105,814	207,395
Syrah Resources, Ltd.(a)(b)	559,383	93,880
Teck Resources, Ltd., Class B	39,189	1,582,452
Trilogy Metals, Inc.(a)	9,840	13,284
Vale Indonesia Tbk PT	1,969,350	418,494
Vizsla Silver Corp.(a)(b)	132,455	389,418
Vulcan Energy Resources, Ltd.(a)(b)	92,273	221,055
Total Diversified Metals & Mining		17,780,042

Environmental & Facilities Services (0.27%)
Sungeel Hitech Co., Ltd.(a)	5,240	128,709

Gold Mining (1.14%)
China Gold International Resources Corp., Ltd.	23,100	208,931
Cia de Minas Buenaventura SAA, ADR	18,890	310,174
FireFly Metals, Ltd.(a)	42,991	29,426
Total Gold Mining		548,531

Precious Metals & Minerals Mining (0.79%)
Avino Silver & Gold Mines, Ltd.(a)(b)	105,262	378,943

Silver Mining (9.07%)
Aya Gold & Silver, Inc.(a)	107,119	963,619
Endeavour Silver Corp.(a)	150,669	741,291
First Majestic Silver Corp.(b)	215,834	1,784,947
GoGold Resources, Inc.(a)	168,326	247,220
New Pacific Metals Corp.(a)(b)	42,401	56,817
Silver Mines, Ltd.(a)	791,822	59,931
Silvercorp Metals, Inc.(b)	121,152	511,261
Total Silver Mining		4,365,086

Specialty Chemicals (8.13%)
Albemarle Corp.(b)	35,360	2,216,011
Ganfeng Lithium Group Co., Ltd.(b)(c)(e)	407,300	1,182,994
Tianqi Lithium Corp.(a)(b)	139,150	513,174
Total Specialty Chemicals		3,912,179

6 | June 30, 2025

Sprott Critical Materials ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
Steel Mining (0.53%)
MOIL, Ltd.	56,584	$256,033

TOTAL COMMON STOCKS
(Cost $45,287,529)		47,951,576

RIGHTS (0.00%)
Diversified Metals & Mining (0.00%)
Talga Group, Ltd. (Expiring 9/13/2025), Strike Price AUD $0.55(b)(d)	10,905	–

TOTAL RIGHTS
(Cost $–)		–

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.01%)
Money Market Fund (0.36%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $174,770)	4.25%	174,770	174,770

Investments Purchased with Collateral from Securities Loaned (8.65%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%
(Cost $4,158,552)		4,158,552	4,158,552

TOTAL SHORT TERM INVESTMENTS
(Cost $4,333,322)			$4,333,322

TOTAL INVESTMENTS (108.69%)
(Cost $49,620,851)			$52,284,898
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.69%)			(4,178,067)
NET ASSETS (100.00%)			$48,106,831

(a)	Non-income producing security.

(b)	As of June 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $11,390,435. The loaned securities were secured with cash collateral of $4,158,552 and non-cash collateral with the value of $7,731,638. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2025, the market value of those securities was $2,920,239, representing 6.07% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate market value of those securities was $1,182,994, representing 2.46% of net assets.

See Notes to Financial Statements.

7 | June 30, 2025

Sprott Lithium Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.74%)
Diversified Metals & Mining (64.77%)
American Lithium Corp.(a)(b)	91,650	$22,210
Atlantic Lithium, Ltd.(a)	471,448	46,205
Core Lithium, Ltd.(a)(b)	6,005,343	387,337
Critical Metals Corp.(a)(b)	39,674	142,033
Delta Lithium, Ltd.(a)(b)	317,780	32,418
E3 Lithium, Ltd.(a)	177,202	113,211
Galan Lithium, Ltd.(a)	2,241,528	177,031
IGO, Ltd.	232,420	637,874
ioneer, Ltd.(a)(b)	4,313,022	275,346
Kairos Gold, Inc.(a)(c)	4,531	392
Kodal Minerals PLC(a)	34,589,997	130,570
Lake Resources NL(a)(b)	1,845,180	31,575
Leo Lithium, Ltd.(c)	117,442	18,396
Liontown Resources, Ltd.(a)(b)	2,878,823	1,326,288
Lithium Americas Corp.(a)	218,112	584,540
Lithium Argentina AG(a)(b)	306,454	637,424
Lithium Ionic Corp.(a)(b)	306,191	130,414
Patriot Battery Metals, Inc.(a)	379,236	679,520
Pilbara Minerals, Ltd.(a)	1,468,603	1,290,359
Savannah Resources PLC(a)(b)	2,556,101	124,556
Sayona Mining, Ltd.(a)(b)	26,976,631	266,320
Sigma Lithium Corp.(a)(b)	123,682	556,569
Standard Lithium, Ltd.(a)(b)	342,738	671,766
Vulcan Energy Resources, Ltd.(a)(b)	232,418	556,796
Total Diversified Metals & Mining		8,839,150

Fertilizers & Agricultural Chemicals (9.96%)
Sociedad Quimica y Minera de Chile SA, ADR	38,514	1,358,389

Precious Metals & Minerals (0.26%)
Atlas Lithium Corp.(a)(b)	9,314	35,207

Specialty Chemicals (24.75%)
Albemarle Corp.	21,056	1,319,580
Ganfeng Lithium Group Co., Ltd.(b)(d)(e)	479,100	1,391,535
Tianqi Lithium Corp.(a)	180,700	666,407
Total Specialty Chemicals		3,377,522

TOTAL COMMON STOCKS
(Cost $16,269,034)		13,610,268

8 | June 30, 2025

Sprott Lithium Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENTS (7.59%)
Investments Purchased with Collateral from Securities Loaned (7.59%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%
(Cost $1,035,316)	1,035,316	1,035,316

TOTAL SHORT TERM INVESTMENTS
(Cost $1,035,316)		$1,035,316

TOTAL INVESTMENTS (107.33%)
(Cost $17,304,350)		$14,645,584
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.33%)		(1,000,490)
NET ASSETS (100.00%)		$13,645,094

(a)	Non-income producing security.

(b)	As of June 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $3,643,706. The loaned securities were secured with cash collateral of $1,035,316 and non-cash collateral with the value of $2,825,873. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate market value of those securities was $1,391,535, representing 10.20% of net assets.

(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2025, the market value of those securities was $1,391,535, representing 10.20% of net assets.

See Notes to Financial Statements.

9 | June 30, 2025

Sprott Uranium Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (11.97%)
Sprott Physical Uranium Trust(a)(b)	11,182,638	$209,405,008

TOTAL CLOSED END FUND
(Cost $156,920,284)		209,405,008

Security Description	Shares	Value
COMMON STOCKS (87.98%)
Coal & Consumable Fuels (87.08%)
Alligator Energy, Ltd.(a)(b)	280,529,735	5,354,290
Anfield Energy, Inc.(a)(b)	90,165,976	8,607,730
Atha Energy Corp.(a)(b)(c)	20,275,288	9,082,376
Aura Energy, Ltd.(a)(b)(c)	72,038,639	8,297,143
Bannerman Energy, Ltd.(a)(b)	14,110,601	30,925,360
Berkeley Energia, Ltd.(a)(b)(c)	31,878,799	12,602,391
Boss Energy, Ltd.(a)(b)	33,035,363	101,536,219
Cameco Corp.	4,271,987	317,109,597
CanAlaska Uranium, Ltd.(a)(b)(c)	14,332,626	9,367,385
CGN Mining Co., Ltd.(c)	275,020,300	85,134,215
Deep Yellow, Ltd.(a)(b)	73,959,168	81,289,323
Denison Mines Corp.(a)(c)	40,035,174	72,864,017
Elevate Uranium, Ltd.(a)(b)(c)	30,434,694	6,409,792
Encore Energy Corp.(a)(b)(c)	14,714,185	42,032,810
Energy Fuels, Inc.(a)(b)	13,330,220	76,648,765
F3 Uranium Corp.(a)(b)(c)	37,657,533	6,360,369
Forsys Metals Corp.(a)(b)(c)	15,678,786	7,138,496
GoviEx Uranium, Inc.(a)(b)	103,779,228	5,334,713
IsoEnergy, Ltd.(a)(b)(c)	3,711,974	26,441,085
Laramide Resources, Ltd.(a)(b)	19,702,240	9,259,727
Lotus Resources, Ltd.(a)(b)(c)	186,472,284	23,931,720
Mega Uranium, Ltd.(a)(b)(c)	29,383,575	6,041,785
NAC Kazatomprom JSC, GDR(d)	5,062,110	218,683,153
NexGen Energy, Ltd.(a)	12,019,740	83,416,996
Paladin Energy, Ltd.(a)	14,373,261	76,340,301
Peninsula Energy, Ltd.(a)(b)(c)	12,958,073	5,287,582
Skyharbour Resources, Ltd.(a)(b)	16,151,588	3,795,490
Uranium Energy Corp.(a)(c)	10,476,514	71,240,295
Uranium Royalty Corp.(a)	5,594,835	14,010,198
Ur-Energy, Inc.(a)(b)	28,629,977	30,061,476
Western Uranium & Vanadium Corp.(a)(b)(c)	5,227,219	3,070,883
Yellow Cake PLC(a)(c)(d)(e)	9,052,761	65,424,129
Total Coal & Consumable Fuels		1,523,099,811

Diversified Metals & Mining (0.63%)
Global Atomic Corp.(a)(b)	24,318,213	11,071,997

Electronic Equipment & Instruments (0.27%)
Premier American Uranium, Inc.(a)(b)(c)	5,500,303	4,725,797

TOTAL COMMON STOCKS
(Cost $1,255,244,365)		1,538,897,605

10 | June 30, 2025

Sprott Uranium Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.52%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $607,605)	4.25%	607,605	$607,605

Investments Purchased with Collateral from Securities Loaned (3.49%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%
(Cost $60,995,965)		60,995,965	60,995,965

TOTAL SHORT TERM INVESTMENTS
(Cost $61,603,570)			$61,603,570

TOTAL INVESTMENTS (103.47%)
(Cost $1,473,768,219)			$1,809,906,183
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.47%)			(60,618,178)
NET ASSETS (100.00%)			$1,749,288,005

(a)	Non-income producing security.

(b)	Affiliate of the Fund. See table below (Affiliated Investments).

(c)	As of June 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $134,875,755. The loaned securities were secured with cash collateral of $60,995,965 and non-cash collateral with the value of $82,342,087. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2025, the market value of those securities was $284,107,282, representing 16.24% of net assets.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate market value of those securities was $65,424,129, representing 3.74% of net assets.

11 | June 30, 2025

Sprott Uranium Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

AFFILIATED INVESTMENTS

Security Name	Shares as on January 1, 2025	Market Value as of January 1, 2025	Purchases (Shares)	Purchases (Cost)	Sales (Shares)		Sales (Proceeds)	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)	Market Value as of June 30, 2025*	Share Balance as of June 30, 2025
Closed End Fund
Sprott Physical
Uranium Trust (a)	9,968,477	$172,399,971	2,035,057	$30,356,870	(820,896)		$(13,258,877)	$16,771,770	$3,135,274	$209,405,008	11,182,638
Common Stock
Coal & Consumable Fuels
Alligator Energy, Ltd. (a)	238,286,035	5,014,561	61,495,508	1,324,640	(19,251,808)		(392,699)	(576,501)	(15,711)	5,354,290	280,529,735
Anfield Energy, Inc. (a)	97,560,688	5,769,007	5,978,695	352,100	(13,373,407)		(693,720)	3,372,290	(191,947)	8,607,730	90,165,976
Atha Energy Corp. (a)(b)	17,361,008	6,763,480	3,800,307	1,310,893	(886,027)		(298,127)	1,290,356	15,774	9,082,376	20,275,288
Aura Energy, Ltd. (a)(b)	52,569,654	4,067,247	23,907,516	2,338,422	(4,438,531)		(376,536)	2,280,641	(12,631)	8,297,143	72,038,639
Bannerman Energy, Ltd. (a)	11,160,477	20,032,546	3,838,404	6,255,885	(888,280)		(1,637,124)	5,806,201	467,852	30,925,360	14,110,601
Berkeley Energia, Ltd. (a)(b)	28,128,334	5,458,120	5,871,176	1,897,040	(2,120,711)		(630,778)	5,705,790	172,219	12,602,391	31,878,799
Boss Energy, Ltd. (a)	26,043,243	39,170,286	11,178,291	19,076,935	(4,186,171)		(7,938,796)	53,692,738	(2,464,944)	101,536,219	33,035,363
CanAlaska Uranium, Ltd. (a)(b)	10,206,286	4,828,185	4,988,923	3,147,627	(862,583)		(492,956)	1,656,697	227,832	9,367,385	14,332,626
Deep Yellow, Ltd. (a)	61,195,181	42,611,336	20,392,900	14,138,387	(7,628,913)		(7,171,110)	30,060,141	1,650,569	81,289,323	73,959,168
Encore Energy Corp. (a)(b)	11,510,995	38,838,447	4,122,399	6,896,638	(919,209)		(2,176,451)	(1,971,302)	445,478	42,032,810	14,714,185
Energy Fuels, Inc. (a)	10,382,148	53,260,419	3,970,022	15,906,146	(1,021,950)		(5,056,413)	12,601,288	(62,675)	76,648,765	13,330,220
F3 Uranium Corp. (a)(b)	29,621,703	4,945,709	10,477,010	1,626,676	(2,441,180)		(401,053)	166,595	22,442	6,360,369	37,657,533
Forsys Metals Corp.(a)(b)	11,900,529	5,464,085	4,766,394	2,354,514	(988,137)		(390,371)	(275,953)	(13,779)	7,138,496	15,678,786
GoviEx Uranium, Inc. (a)	92,426,022	3,214,930	18,324,712	790,195	(6,971,506)		(305,672)	1,593,489	41,771	5,334,713	103,779,228
IsoEnergy, Ltd.(a)(b)	11,149,579	20,089,332	1,634,063	7,852,422	(9,071,668	)(c)	(1,718,493)	114,145	103,679	26,441,085	3,711,974
Laramide Resources, Ltd. (a)	15,314,294	6,818,427	5,627,310	2,682,203	(1,239,364)		(563,909)	307,004	16,002	9,259,727	19,702,240
Mega Uranium, Ltd. (a)(b)	23,413,093	5,375,019	7,818,312	1,651,654	(1,847,830)		(389,550)	(606,120)	10,782	6,041,785	29,383,575
Peninsula Energy, Ltd. (a)(b)	9,624,599	7,506,001	3,651,126	1,783,759	(317,652)		(217,076)	(3,767,608)	(17,494)	5,287,582	12,958,073
Skyharbour Resources, Ltd. (a)	14,889,427	3,832,542	2,332,371	596,959	(1,070,210)		(257,344)	(364,570)	(12,097)	3,795,490	16,151,588
Ur-Energy, Inc. (a)	23,220,620	26,703,713	7,616,344	5,787,051	(2,206,987)		(2,000,220)	(260,690)	(168,378)	30,061,476	28,629,977
Western Uranium & Vanadium Corp. (a)(b)	3,782,027	2,578,445	1,651,129	1,397,850	(205,937)		(146,850)	(747,366)	(11,196)	3,070,883	5,227,219
Diversified Metals & Mining
Global Atomic Corp. (a)	14,401,623	7,814,718	11,323,994	5,711,274	(1,407,404)		(871,133)	(1,810,240)	227,378	11,071,997	24,318,213
Electronic Equipment &
Instruments
Premier American
Uranium, Inc. (a)(b)	2,637,859	2,642,539	3,196,393	3,436,400	(333,949)		(316,881)	(1,113,336)	77,075	4,725,797	5,500,303
		$495,199,065		$138,672,540			$(47,702,139)	$123,925,459	$3,643,275	$713,738,200
Securities that became affiliated during the period
Common Stock
Coal & Consumable Fuels
Elevate Uranium, Ltd. (a)(b)	19,033,404	$3,121,891	13,219,154	$1,980,370	(1,817,864)		$(334,244)	$1,585,847	$55,928	$6,409,792	30,434,694
Lotus Resources, Ltd. (a)(b)	116,548,235	14,427,501	80,861,144	9,050,729	(10,937,095)		(1,332,225)	1,733,567	$52,148	23,931,720	186,472,284
		$17,549,392		$11,031,099			$(1,666,469)	$3,319,414	$108,076	$30,341,512
		$512,748,457		$149,703,639			$(49,368,608)	$127,244,873	$3,751,351	$744,079,712
Securities that became affiliated during the period								$(15,997,522)
Securities no longer affiliated at June 30, 2025								–	–	–
Securities affiliated at June 30, 2025								$111,247,351	$3,751,351	$744,079,712

(a)	Non-income producing security.

(b)	As of June 30, 2025, the security, or a portion of the security position was on loan.

(c)	Includes effect of a reverse split (1:4) effective on March 20, 2025.

See Notes to Financial Statements.

12 | June 30, 2025

Sprott Junior Uranium Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.72%)
Coal & Consumable Fuels (98.17%)
Alligator Energy, Ltd.(a)	111,979,567	$2,137,282
Anfield Energy, Inc.(a)	23,854,364	2,277,266
Atha Energy Corp.(a)	9,062,627	4,059,631
Aura Energy, Ltd.(a)(b)	16,306,978	1,878,177
Bannerman Energy, Ltd.(a)	4,508,668	9,881,378
Berkeley Energia, Ltd.(a)	10,027,393	3,893,723
Boss Energy, Ltd.(a)	4,859,442	14,935,794
CanAlaska Uranium, Ltd.(a)	5,143,947	3,361,933
CGN Mining Co., Ltd.(b)	47,973,800	14,850,583
Deep Yellow, Ltd.(a)	12,891,680	14,169,385
Denison Mines Corp.(a)	19,402,291	35,312,170
Elevate Uranium, Ltd.(a)(b)	8,675,617	1,827,155
Encore Energy Corp.(a)	5,308,431	15,164,161
Energy Fuels, Inc.(a)	2,530,842	14,552,342
F3 Uranium Corp.(a)	15,540,687	2,624,827
Forsys Metals Corp.(a)	4,389,699	1,998,615
GoviEx Uranium, Inc.(a)	23,926,687	1,229,938
IsoEnergy, Ltd.(a)(b)	993,617	7,077,720
Laramide Resources, Ltd.(a)	6,617,531	3,110,130
Lotus Resources, Ltd.(a)	56,020,061	7,189,575
Mega Uranium, Ltd.(a)	11,400,784	2,344,204
NexGen Energy, Ltd.(a)	5,068,284	35,173,891
Paladin Energy, Ltd.(a)	8,301,363	44,090,797
Peninsula Energy, Ltd.(a)(b)	4,783,452	1,951,903
Skyharbour Resources, Ltd.(a)	6,058,066	1,423,595
Uranium Energy Corp.(a)	5,280,874	35,909,943
Uranium Royalty Corp.(a)	3,268,598	8,171,495
Ur-Energy, Inc.(a)	9,729,054	10,215,507
Western Uranium & Vanadium Corp.(a)	1,597,851	938,704
Total Coal & Consumable Fuels		301,751,824

Diversified Metals & Mining (1.32%)
Global Atomic Corp.(a)	8,892,685	4,048,808

Electronic Equipment & Instruments (0.23%)
Premier American Uranium, Inc.(a)	813,112	698,617

TOTAL COMMON STOCKS
(Cost $309,284,247)		306,499,249

13 | June 30, 2025

Sprott Junior Uranium Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.38%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class (Cost $42,282)	4.25%	42,282	42,282

Investments Purchased with Collateral from Securities Loaned (0.37%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%
(Cost $1,127,443)		1,127,443	1,127,443

TOTAL SHORT TERM INVESTMENTS
(Cost $1,169,725)			$1,169,725

TOTAL INVESTMENTS (100.10%)
(Cost $310,453,972)			$307,668,974
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.10%)			(314,928)
NET ASSETS (100.00%)			$307,354,046

(a)	Non-income producing security.

(b)	As of June 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $16,415,458. The loaned securities were secured with cash collateral of $1,127,443 and non-cash collateral with the value of $16,155,906. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

14 | June 30, 2025

Sprott Junior Copper Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.50%)
Copper Mining (50.55%)
Aeris Resources, Ltd.(a)(b)	989,851	$114,007
Aldebaran Resources, Inc.(a)	204,708	350,262
Arizona Sonoran Copper Co., Inc.(a)	193,927	323,271
ATALAYA MINING COPPER SA	104,882	653,605
Atlas Consolidated Mining & Development Corp.(a)	2,244,000	177,273
Austral Resources Australia, Ltd.(a)(c)	62,142	6,544
Central Asia Metals PLC	281,072	614,985
China Daye Non-Ferrous Metals Mining, Ltd.(a)	7,026,000	45,647
ERO Copper Corp.(a)	43,860	740,797
Faraday Copper Corp.(a)	308,109	205,896
Hillgrove Resources, Ltd.(a)	3,247,393	74,805
Hot Chili, Ltd.(a)	224,750	88,752
Imperial Metals Corp.(a)	121,629	436,766
Jinchuan Group International Resources Co., Ltd.(b)	5,770,100	470,432
Koryx Copper, Inc.(a)	112,266	90,687
MAC Copper, Ltd.(a)	50,865	614,958
Marimaca Copper Corp.(a)(b)	80,709	426,734
Sandfire Resources, Ltd.(a)	83,411	615,944
SolGold PLC(a)(b)	2,804,421	264,459
Taseko Mines, Ltd.(a)	277,456	873,985
Total Copper Mining		7,189,809

Diversified Metals & Mining (44.43%)
29Metals, Ltd.(b)	981,324	190,528
AIC Mines, Ltd.(a)(b)	779,010	151,248
Amerigo Resources, Ltd.(b)	200,492	319,492
Blue Moon Metals, Inc.(a)	62,375	150,241
Caravel Minerals, Ltd.(a)	799,715	86,845
Carnaby Resources, Ltd.(a)	361,943	91,712
Encounter Resources, Ltd.(a)	662,846	98,157
Entree Resources, Ltd.(a)	204,890	308,445
Fitzroy Minerals, Inc.(a)	165,800	40,788
Gruvaktiebolaget Viscaria(a)	161,635	285,995
Hercules Metals Corp.(a)	388,000	183,778
Ivanhoe Electric, Inc. / US(a)(b)	84,124	763,004
Midnight Sun Mining Corp.(a)	302,021	117,548
Minsur SA	544,300	611,521
New World Resources, Ltd.(a)(b)	5,052,473	216,144
NGEx Minerals, Ltd.(a)	54,010	630,629
Osisko Metals, Inc.(a)	961,900	303,739
Philex Mining Corp.	3,550,500	404,655
Prospect Resources, Ltd.(a)	1,005,600	112,512
Regulus Resources, Inc.(a)	177,841	312,128
Solaris Resources, Inc.(a)(b)	139,368	638,631
Trilogy Metals, Inc.(a)	222,639	300,563
Total Diversified Metals & Mining		6,318,303

Gold Mining (4.52%)
Cygnus Metals, Ltd.(a)	708,100	39,147

15 | June 30, 2025

Sprott Junior Copper Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
Gold Mining (continued)
FireFly Metals, Ltd.(a)(b)	882,284	$603,902
Total Gold Mining		643,049

TOTAL COMMON STOCKS
(Cost $12,847,795)		14,151,161

	Shares	Value
SHORT TERM INVESTMENTS (0.87%)
Investments Purchased with Collateral from Securities Loaned (0.87%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%
(Cost $123,524)	123,524	123,524

TOTAL SHORT TERM INVESTMENTS
(Cost $123,524)		$123,524

TOTAL INVESTMENTS (100.37%)
(Cost $12,971,319)		$14,274,685
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.37%)		(52,773)
NET ASSETS (100.00%)		$14,221,912

(a)	Non-income producing security.

(b)	As of June 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $1,563,364. The loaned securities were secured with cash collateral of $123,524 and non-cash collateral with the value of $1,554,043. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

16 | June 30, 2025

Sprott Nickel Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.69%)
Diversified Metals & Mining (93.73%)
Adhi Kartiko Pratama PT(a)	4,427,100	$95,441
Canada Nickel Co., Inc.(a)	630,225	398,012
Centaurus Metals, Ltd.(a)	1,275,469	310,597
Central Omega Resources Tbk PT	7,791,100	217,872
Chalice Mining, Ltd.(a)	250,200	277,468
Chilean Metals, Inc.(a)(b)	29,395	–
Estrella Resources, Ltd.(a)	1,109,900	37,985
Global Ferronickel Holdings, Inc.	10,753,000	253,888
IGO, Ltd.	226,061	620,421
Lifezone Metals, Ltd.(a)	124,423	512,623
Magna Mining, Inc.(a)	449,734	568,050
Merdeka Battery Materials Tbk PT(a)	53,366,250	1,512,071
Metals One PLC(a)	374,300	97,618
NexMetals Mining Corp.(a)(c)	53,150	491,790
Nickel Asia Corp.	11,150,415	457,260
Nickel Industries, Ltd.	3,943,335	1,803,738
Pam Mineral Tbk PT	5,762,400	372,684
Power Metallic Mines, Inc.(a)(c)	627,266	538,940
Talon Metals Corp.(a)	2,854,210	534,477
Trimegah Bangun Persada Tbk PT	8,065,050	327,868
Vale Indonesia Tbk PT	3,528,300	749,777
Xinjiang Xinxin Mining Industry Co., Ltd.	2,751,700	364,559
Total Diversified Metals & Mining		10,543,139

Gold Mining (5.96%)
Aneka Tambang Tbk	2,323,195	435,018
Horizon Minerals, Ltd.(a)	7,136,700	234,851
Total Gold Mining		669,869

TOTAL COMMON STOCKS
(Cost $11,978,444)		11,213,008

17 | June 30, 2025

Sprott Nickel Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $3,895)	4.25%	3,895	3,895

Investments Purchased with Collateral from Securities Loaned (0.02%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%
(Cost $2,600)		2,600	2,600

TOTAL SHORT TERM INVESTMENTS
(Cost $6,495)			$6,495

TOTAL INVESTMENTS (99.75%)
(Cost $11,984,939)			$11,219,503
OTHER ASSETS IN EXCESS OF LIABILITIES (0.25%)			27,706
NET ASSETS (100.00%)			$11,247,209

(a)	Non-income producing security.

(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

(c)	As of June 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $41,671. The loaned securities were secured with cash collateral of $2,600 and non-cash collateral with the value of $41,203. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

18 | June 30, 2025

Sprott Copper Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (4.45%)
Sprott Physical Copper Trust(a)(b)	167,464	$1,281,100

TOTAL CLOSED END FUND
(Cost $1,319,557)		1,281,100

Security Description	Shares	Value
COMMON STOCKS (94.39%)
Copper Mining (64.96%)
Aeris Resources, Ltd.(a)(c)	177,460	20,439
Aldebaran Resources, Inc.(a)	36,844	63,041
Antofagasta PLC	100,036	2,484,697
Arizona Sonoran Copper Co., Inc.(a)	34,929	58,226
ATALAYA MINING COPPER SA	20,255	126,225
Atlas Consolidated Mining & Development Corp.(a)	402,000	31,758
Capstone Copper Corp.(a)(c)	172,422	1,058,526
Central Asia Metals PLC	50,526	110,551
China Daye Non-Ferrous Metals Mining, Ltd.(a)	1,887,200	12,261
ERO Copper Corp.(a)(c)	25,052	422,126
Faraday Copper Corp.(a)(c)	55,276	36,939
First Quantum Minerals, Ltd.(a)	83,789	1,488,420
Freeport-McMoRan, Inc.	162,507	7,044,678
Hillgrove Resources, Ltd.(a)(c)	559,402	12,886
Hot Chili, Ltd.(a)	40,315	15,920
Imperial Metals Corp.(a)	21,905	78,660
Jinchuan Group International Resources Co., Ltd.(c)	987,700	80,526
KGHM Polska Miedz SA(a)	33,813	1,209,232
Lundin Mining Corp.(c)	131,127	1,378,916
MAC Copper, Ltd.(a)	20,459	247,349
Marimaca Copper Corp.(a)(c)	14,512	76,730
Sandfire Resources, Ltd.(a)	101,152	746,951
Sociedad Minera Cerro Verde SAA	4,297	171,880
SolGold PLC(a)(c)	504,236	47,550
Southern Copper Corp.	13,592	1,375,103
Taseko Mines, Ltd.(a)	90,707	285,727
Total Copper Mining		18,685,317

Diversified Metals & Mining (26.75%)
29Metals, Ltd.(c)	175,930	34,158
AIC Mines, Ltd.(a)(c)	138,748	26,939
Amerigo Resources, Ltd.(c)	36,054	57,453
Blue Moon Metals, Inc.(a)	11,256	27,112
Carnaby Resources, Ltd.(a)	62,304	15,787
Encounter Resources, Ltd.(a)(c)	131,112	19,416
Entree Resources, Ltd.(a)	36,873	55,509
Gruvaktiebolaget Viscaria(a)	29,216	51,694
Hercules Metals Corp.(a)	69,600	32,966
Hudbay Minerals, Inc.	119,184	1,264,542
Ivanhoe Electric, Inc. / US(a)(c)	23,208	210,497
Ivanhoe Mines, Ltd.(a)(c)	160,245	1,203,823
Midnight Sun Mining Corp.(a)	54,201	21,095
Minsur SA	293,592	329,851
MMG, Ltd.(a)	1,202,400	586,652
New World Resources, Ltd.(a)(c)	963,988	41,239
NGEx Minerals, Ltd.(a)	40,578	473,795

19 | June 30, 2025

Sprott Copper Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Osisko Metals, Inc.(a)	173,180	$54,685
Philex Mining Corp.	635,800	72,463
Prospect Resources, Ltd.(a)	180,308	20,174
Regulus Resources, Inc.(a)	32,012	56,184
Solaris Resources, Inc.(a)(c)	31,077	142,405
Teck Resources, Ltd., Class B	70,367	2,841,419
Trilogy Metals, Inc.(a)	39,157	52,862
Total Diversified Metals & Mining		7,692,720

Gold Mining (2.68%)
China Gold International Resources Corp., Ltd.	71,900	650,310
FireFly Metals, Ltd.(a)	175,534	120,149
Total Gold Mining		770,459

TOTAL COMMON STOCKS
(Cost $26,543,110)		27,148,496

Security Description	Shares	Value
EXCHANGE TRADED FUND (1.01%)
iShares MSCI India ETF	5,239	$291,708

TOTAL EXCHANGE TRADED FUND
(Cost $283,577)		291,708

	Shares	Value
SHORT TERM INVESTMENTS (4.71%)
Investments Purchased with Collateral from Securities Loaned (4.71%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%
(Cost $1,353,801)	1,353,801	1,353,801

TOTAL SHORT TERM INVESTMENTS
(Cost $1,353,801)		$1,353,801

TOTAL INVESTMENTS (104.56%)
(Cost $29,500,045)		$30,075,105
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.56%)		(1,311,370)
NET ASSETS (100.00%)		$28,763,735

(a)	Non-income producing security.

(b)	Affiliate of the Fund. See table below (Affiliated Investments).

(c)	As of June 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $3,108,121. The loaned securities were secured with cash collateral of $1,353,801 and non-cash collateral with the value of $1,911,790. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

20 | June 30, 2025

Sprott Copper Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2025	Market Value as of January 1, 2025	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of June 30, 2025	Share Balance as of June 30, 2025	Dividends
Closed - End Funds
Sprott Physical Copper Trust(a)	–	$–	169,464	$1,335,783	(2,000)	$(15,274)	$(38,457)	$(952)	$1,281,100	167,464	$–
		$–		$1,335,783		$(15,274)	$(38,457)	$(952)	$1,281,100		$–

Securities Affiliated as of June 30, 2025				$1,335,783		$(15,274)	$(38,457)	$(952)	$1,281,100		$–

(a) Non-income producing security.

See Notes to Financial Statements.

21 | June 30, 2025

Sprott Silver Miners & Physical Silver ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (15.95%)
Sprott Physical Silver Trust(a)(b)	1,395,549	$17,081,520

TOTAL CLOSED END FUND
(Cost $15,714,865)		17,081,520

Security Description	Shares	Value
COMMON STOCKS (83.19%)
Diversified Metals & Mining (13.08%)
AbraSilver Resource Corp.(a)(c)	1,372,552	5,190,852
Adriatic Metals PLC(a)	95,326	353,292
Americas Gold & Silver Corp.(a)(c)	4,045,345	3,267,425
Andean Silver, Ltd.(a)	31,945	21,445
Blackrock Silver Corp.(a)	86,269	31,359
Cerro de Pasco Resources, Inc.(a)	73,485	23,474
Eloro Resources, Ltd.(a)	20,990	19,576
Hercules Metals Corp.(a)	49,835	23,605
Prime Mining Corp.(a)	22,981	36,115
Santacruz Silver Mining, Ltd.(a)	93,584	70,785
Societe Metallurgique D'imiter	2,320	621,338
Vizsla Silver Corp.(a)	1,479,294	4,349,124
Total Diversified Metals & Mining		14,008,390

Gold (8.46%)
Coeur Mining, Inc.(a)	145,843	1,292,169
Hochschild Mining PLC	67,046	235,230
Hycroft Mining Holding Corp.(a)	3,608	11,293
OR Royalties, Inc.(c)	30,745	790,454
SSR Mining, Inc.(a)	38,214	486,846
Triple Flag Precious Metals Corp.	50,101	1,186,893
Unico Silver, Ltd.(a)	3,675,140	640,980
Wheaton Precious Metals Corp.	49,248	4,422,470
Total Gold		9,066,335

Precious Metals & Minerals (4.98%)
Avino Silver & Gold Mines, Ltd.(a)(c)	41,363	148,907
Dolly Varden Silver Corp.(a)(c)	14,641	49,027
Fresnillo PLC	58,370	1,153,747
GR Silver Mining, Ltd.(a)	3,409,928	425,693
Guanajuato Silver Co., Ltd.(a)(c)	4,239,390	809,430
Industrias Penoles SAB de CV	42,311	1,182,981
Outcrop Silver & Gold Corp.(a)	2,716,221	468,744
Sierra Madre Gold And Silver, Ltd.(a)	826,695	455,312
Southern Silver Exploration Corp.(a)	86,302	14,260
Viscount Mining Corp.(a)	1,079,141	626,048
Total Precious Metals & Minerals		5,334,149

Silver (56.67%)
Aftermath Silver, Ltd.(a)	2,244,451	1,120,783
Andean Precious Metals Corp.(a)(c)	432,711	911,974
Apollo Silver Corp.(a)	76,981	18,655
Aya Gold & Silver, Inc.(a)	498,190	4,481,606
Discovery Silver Corp.(a)	120,498	263,693
Endeavour Silver Corp.(a)	1,934,797	9,519,202
First Majestic Silver Corp.(c)	3,235,997	26,761,696

22 | June 30, 2025

Sprott Silver Miners & Physical Silver ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
Silver (continued)
GoGold Resources, Inc.(a)	3,029,984	$4,450,133
Hecla Mining Co.	172,777	1,034,934
IMPACT Silver Corp.(a)	2,618,496	499,952
Kootenay Silver, Inc.(a)	608,978	514,283
New Pacific Metals Corp.(a)(c)	908,677	1,217,627
Pan American Silver Corp.	70,652	2,006,517
Silver Mines, Ltd.(a)	17,555,801	1,328,751
Silver Tiger Metals, Inc.(a)	4,043,151	1,276,706
Silvercorp Metals, Inc.(c)	1,099,011	4,637,826
Sotkamo Silver AB(a)	2,800,287	281,701
Sun Silver, Ltd.(a)(c)	809,157	386,096
Total Silver		60,712,135

TOTAL COMMON STOCKS
(Cost $76,832,034)		89,121,009

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.55%)
Money Market Fund (0.25%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $264,646)	4.25%	264,646	264,646

Investments Purchased with Collateral from Securities Loaned (1.30%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%
(Cost $1,391,101)		1,391,101	1,391,101

TOTAL SHORT TERM INVESTMENTS
(Cost $1,655,747)			$1,655,747

TOTAL INVESTMENTS (100.69%)
(Cost $94,202,646)			$107,858,276
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.69%)			(736,347)
NET ASSETS (100.00%)			$107,121,929

(a)	Non-income producing security.

(b)	Affiliate of the Fund. See table below (Affiliated Investments).

(c)	As of June 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $5,030,109. The loaned securities were secured with cash collateral of $1,391,101 and non-cash collateral with the value of $3,726,278. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

23 | June 30, 2025

Sprott Silver Miners & Physical Silver ETF

Schedule of Investments	June 30, 2025 (Unaudited)

AFFILIATED INVESTMENTS

	Shares as of January	Market Value as of January	Purchases	Purchases	Sales	Sales	Change in Unrealized	Realized	Market Value as of June	Share Balance as of June
Security Name	1, 2025 (b)	1, 2025	(Shares)	(Cost)	(Shares)	(Proceeds)	Gain/(Loss)	Gain/(Loss)	30, 2025	30, 2025	Dividends
Closed End Fund
Sprott Physical Silver Trust(a)	–	$–	1,730,049	$19,757,808	(334,500)	$(3,987,777)	$1,366,655	$(55,166)	$17,081,520	1,395,549	$–
		$–		$19,757,808		$(3,987,777)	$1,366,655	$(55,166)	$17,081,520		–
Securities Affiliated as of June 30, 2025				$19,757,808		$(3,987,777)	$1,366,655	$(55,166)	$17,081,520		$–

(a)	Non-income producing security.

(b)	Fund inception date was January 14, 2025.

See Notes to Financial Statements.

24 | June 30, 2025

Sprott Active Gold & Silver Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.53%)
Diversified Metals & Mining (2.11%)
Vizsla Silver Corp.(a)	327,964	$968,177

Gold (90.68%)
Agnico Eagle Mines, Ltd.	17,871	2,129,165
Alamos Gold, Inc.	68,213	1,811,737
Anglogold Ashanti PLC	28,768	1,310,958
Coeur Mining, Inc.(a)	267,953	2,374,064
Dundee Precious Metals, Inc.	94,822	1,523,558
Eldorado Gold Corp.(a)	68,966	1,402,768
Emerald Resources NL(a)	354,536	914,685
Equinox Gold Corp.(a)	238,619	1,377,305
Evolution Mining, Ltd.	232,596	1,192,517
Franco-Nevada Corp.	5,422	888,774
G Mining Ventures Corp.(a)	117,208	1,530,353
Genesis Minerals, Ltd.(a)	326,160	923,048
i-80 Gold Corp.(a)	1,334,668	823,294
IAMGOLD Corp.(a)	228,592	1,680,151
Kinross Gold Corp.	96,642	1,510,514
Lundin Gold, Inc.	27,037	1,427,546
Newmont Corp.	26,754	1,558,688
Northern Star Resources, Ltd.	90,835	1,108,976
OceanaGold Corp.	133,893	1,889,791
OR Royalties, Inc.	92,092	2,366,970
Ora Banda Mining, Ltd.(a)	753,066	379,157
Perpetua Resources Corp.(a)	109,746	1,332,316
Perseus Mining, Ltd.	108,841	243,555
Sandstorm Gold, Ltd.	140,504	1,320,738
Spartan Resources, Ltd.(a)	980,753	1,281,283
SSR Mining, Inc.(a)	76,070	969,132
Torex Gold Resources, Inc.(a)	67,704	2,208,491
Wesdome Gold Mines, Ltd.(a)	143,780	2,002,942
Westgold Resources, Ltd.	105,341	198,978
Wheaton Precious Metals Corp.	21,112	1,895,858
Total Gold		41,577,312

Silver (6.74%)
Aya Gold & Silver, Inc.(a)	87,724	789,146
Discovery Silver Corp.(a)	381,158	834,111
Pan American Silver Corp.	51,688	1,467,939
Total Silver		3,091,196

TOTAL COMMON STOCKS
(Cost $39,611,300)		45,636,685

25 | June 30, 2025

Sprott Active Gold & Silver Miners ETF

Schedule of Investments	June 30, 2025 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.57%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.25%	260,474	$260,474

TOTAL SHORT TERM INVESTMENTS
(Cost $260,474)			$260,474

TOTAL INVESTMENTS (100.10%)
(Cost $39,871,774)			$45,897,159
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.10%)			(47,825)
NET ASSETS (100.00%)			$45,849,334

(a)	Non-income producing security.

26 | June 30, 2025

Sprott ETFs

Statements of Assets and Liabilities	June 30, 2025 (Unaudited)

	Sprott Gold	Sprott Junior	Sprott Critical
	Miners ETF	Gold Miners ETF	Materials ETF
ASSETS:
Unaffiliated investments, at value	$418,697,800	$185,134,486	$52,284,898
Cash	–	–	131
Foreign currency, at value	226	175	3,243
Dividends and reclaim receivable	60,325	6,790	34,088
Prepaid expenses and other assets	5,484	4,080	–
Total assets	418,763,835	185,145,531	52,322,360
LIABILITIES:
Payable for foreign capital gains tax	–	12,122	13,286
Payable to Adviser	227,229	92,796	43,691
Payable for collateral upon return of securities loaned	8,756,240	9,464,778	4,158,552
Administration fees payable	19,317	9,457	–
Professional fees payable	22,212	16,089	–
Transfer agent fees payable	2,963	2,963	–
Accrued expenses and other liabilities	27,293	25,586	–
Total liabilities	9,055,254	9,623,791	4,215,529
NET ASSETS	$409,708,581	$175,521,740	$48,106,831
NET ASSETS CONSIST OF:
Paid-in capital	$325,294,207	$181,222,480	$48,010,494
Total distributable earnings/(accumulated loss)	84,414,374	(5,700,740)	96,337
NET ASSETS	$409,708,581	$175,521,740	$48,106,831
UNAFFILIATED INVESTMENTS, AT COST	$274,326,873	$156,188,362	$49,620,851
FOREIGN CURRENCY, AT COST	$255	$174	$3,243
PRICING OF SHARES
Net Assets	$409,708,581	$175,521,740	$48,106,831
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	9,090,000	3,550,000	2,780,000
Net Asset Value, offering and redemption price per share	$45.07	$49.44	$17.30

See Notes to Financial Statements.

27 | June 30, 2025

Sprott ETFs

Statements of Assets and Liabilities	June 30, 2025 (Unaudited)

			Sprott Junior
	Sprott Lithium	Sprott Uranium	Uranium Miners
	Miners ETF	Miners ETF	ETF
ASSETS:
Unaffiliated investments, at value	$14,645,584	$1,065,826,471	$307,668,974
Affiliated investments, at value	–	744,079,712	–
Cash	–	–	3,937
Foreign currency, at value	–	194	26
Receivable for investments sold	162,268	7,722,679	4,310,960
Dividends and reclaim receivable	42,886	404,751	102,473
Total assets	14,850,738	1,818,033,807	312,086,370
LIABILITIES:
Payable for investments purchased	111,162	5,853,757	3,255,208
Payable to Adviser	13,698	1,896,080	349,673
Payable to custodian for overdraft	45,468	–	–
Payable for collateral upon return of securities loaned	1,035,316	60,995,965	1,127,443
Total liabilities	1,205,644	68,745,802	4,732,324
NET ASSETS	$13,645,094	$1,749,288,005	$307,354,046
NET ASSETS CONSIST OF:
Paid-in capital	$20,671,241	$1,614,604,924	$339,131,284
Total distributable earnings/(accumulated loss)	(7,026,147)	134,683,081	(31,777,238)
NET ASSETS	$13,645,094	$1,749,288,005	$307,354,046
UNAFFILIATED INVESTMENTS, AT COST	$17,304,350	$720,610,129	$310,453,972
AFFILIATED INVESTMENTS, AT COST	$–	$753,158,090	$–
FOREIGN CURRENCY, AT COST	$–	$192	$24
PRICING OF SHARES
Net Assets	$13,645,094	$1,749,288,005	$307,354,046
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,370,000	36,565,000	14,590,000
Net Asset Value, offering and redemption price per share	$5.76	$47.84	$21.07

See Notes to Financial Statements.

28 | June 30, 2025

Sprott ETFs

Statements of Assets and Liabilities	June 30, 2025 (Unaudited)

	Sprott Junior
	Copper Miners	Sprott Nickel	Sprott Copper
	ETF	Miners ETF	Miners ETF
ASSETS:
Unaffiliated investments, at value	$14,274,685	$11,219,503	$28,794,005
Affiliated investments, at value	–	–	1,281,100
Foreign currency, at value	–	24,453	4,603
Receivable for investments sold	58,568	7,202	202,991
Dividends and reclaim receivable	78,749	35,935	40,922
Total assets	14,412,002	11,287,093	30,323,621
LIABILITIES:
Payable to custodian for foreign currency overdraft	117	–	–
Payable for investments purchased	–	23,353	19,083
Payable to Adviser	16,145	13,931	27,442
Payable to custodian for overdraft	50,304	–	159,560
Payable for collateral upon return of securities loaned	123,524	2,600	1,353,801
Total liabilities	190,090	39,884	1,559,886
NET ASSETS	$14,221,912	$11,247,209	$28,763,735
NET ASSETS CONSIST OF:
Paid-in capital	$12,620,361	$13,438,073	$29,903,634
Total distributable earnings/(accumulated loss)	1,601,551	(2,190,864)	(1,139,899)
NET ASSETS	$14,221,912	$11,247,209	$28,763,735
UNAFFILIATED INVESTMENTS, AT COST	$12,971,319	$11,984,939	$28,180,488
AFFILIATED INVESTMENTS, AT COST	$–	$–	$1,319,557
FOREIGN CURRENCY, AT COST	$–	$24,378	$4,603
FOREIGN CURRENCY OVERDRAFT, AT COST	$117	$–	$–
PRICING OF SHARES
Net Assets	$14,221,912	$11,247,209	$28,763,735
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	580,000	960,000	1,250,000
Net Asset Value, offering and redemption price per share	$24.52	$11.72	$23.01

See Notes to Financial Statements.

29 | June 30, 2025

Sprott ETFs

Statements of Assets and Liabilities	June 30, 2025 (Unaudited)

	Sprott Silver	Sprott Active
	Miners & Physical	Gold & Silver
	Silver ETF	Miners ETF
ASSETS:
Unaffiliated investments, at value	$90,776,756	$45,897,159
Affiliated investments, at value	17,081,520	–
Receivable for investments sold	380,271	–
Receivable for shares sold	1,483,682	–
Dividends and reclaim receivable	22,426	12,337
Total assets	109,744,655	45,909,496
LIABILITIES:
Payable for investments purchased	1,119,229	–
Payable to Adviser	80,488	60,162
Payable for collateral upon return of securities loaned	1,391,101	–
Payable to custodian for foreign currency overdraft	31,908	–
Total liabilities	2,622,726	60,162
NET ASSETS	$107,121,929	$45,849,334
NET ASSETS CONSIST OF:
Paid-in capital	$91,350,542	$39,532,543
Total distributable earnings/(accumulated loss)	15,771,387	6,316,791
NET ASSETS	$107,121,929	$45,849,334
UNAFFILIATED INVESTMENTS, AT COST	$78,487,781	$39,871,774
AFFILIATED INVESTMENTS, AT COST	$15,714,865	$–
FOREIGN CURRENCY OVERDRAFT, AT COST	$31,908	$–
PRICING OF SHARES
Net Assets	$107,121,929	$45,849,334
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,610,000	1,820,000
Net Asset Value, offering and redemption price per share	$29.67	$25.19

See Notes to Financial Statements.

30 | June 30, 2025

Sprott ETFs

Statements of Operations	For the Period Ended June 30, 2025 (Unaudited)

	Sprott Gold		Sprott Junior		Sprott Critical
	Miners ETF		Gold Miners ETF		Materials ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$2,319,813		$194,032		$144,071
Securities lending income - net of fees (See Note 5)	9,615		24,611		76,549
Foreign withholding tax	(269,579)		(16,984)		(11,091)
Total investment income	2,059,849		201,659		209,529
EXPENSES:
Investment adviser fees (See Note 6)	576,093		251,666		114,796
Administration fees	102,259		44,701		–
Legal fees	28,826		12,886		–
Trustee fees	10,867		4,932		–
Audit fees	10,216		10,061		–
Compliance fees	5,911		2,709		–
Transfer agent fees	4,463		4,463		–
Other fees and expenses	56,029		42,218		–
Total expenses before recoupment/(waiver)/(reimbursement)	794,664		373,636		114,796
Expense recoupment/(waiver)/(reimbursement) by investment adviser (See Note 6)	5,138		(14,448)		–
Net expense	799,802		359,188		114,796
NET INVESTMENT INCOME/(LOSS)	1,260,047		(157,529)		94,733
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	32,977,944	(a)	31,301,319	(a)	(659,174)
Net realized gain/(loss) on foreign currency transactions	6,463		(19,545)		(7,655)
Net realized gain/(loss)	32,984,407		31,281,774		(666,829)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	117,230,668		23,193,406		6,285,653
Net change in unrealized appreciation/(depreciation) on foreign capital gains tax	–		–		(5,561)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(29)		28		100
Net change in unrealized appreciation/(depreciation)	117,230,639		23,193,434		6,280,192
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	150,215,046		54,475,208		5,613,363
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$151,475,093		$54,317,679		$5,708,096

(a)    Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

31 | June 30, 2025

Sprott ETFs

Statements of Operations	For the Period Ended June 30, 2025 (Unaudited)

				Sprott Junior
	Sprott Lithium	Sprott Uranium		Uranium Miners
	Miners ETF	Miners ETF		ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$37,020	$297,617		$53,969
Securities lending income - net of fees (See Note 5)	117,407	816,921		191,731
Foreign withholding tax	(999)	–		–
Total investment income	153,428	1,114,538		245,700
EXPENSES:
Investment adviser fees (See Note 6)	33,967	5,224,379		953,271
Total expenses	33,967	5,224,379		953,271
NET INVESTMENT INCOME/(LOSS)	119,461	(4,109,841)		(707,571)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	(2,239,807)	(12,955,413)	(a)	(549,478)	(a)
Net realized gain/(loss) on affiliated investments	–	3,751,351	(a)	–
Net realized gain/(loss) on foreign currency transactions	(1,075)	12,391		40,418
Net realized gain/(loss)	(2,240,882)	(9,191,671)		(509,060)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	515,463	179,966,447		41,723,829
Net change in unrealized appreciation/(depreciation) on affiliated investments	–	111,247,351		–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	4	427		199
Net change in unrealized appreciation/(depreciation)	515,467	291,214,225		41,724,028
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(1,725,415)	282,022,554		41,214,968
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,605,954)	$277,912,713		$40,507,397

(a)    Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

32 | June 30, 2025

Sprott ETFs

Statements of Operations	For the Period Ended June 30, 2025 (Unaudited)

	Sprott Junior
	Copper Miners		Sprott Nickel		Sprott Copper
	ETF		Miners ETF		Miners ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$118,815		$139,953		$151,664
Securities lending income - net of fees (See Note 5)	33,398		2,584		13,787
Foreign withholding tax	(5,507)		(18,287)		(5,131)
Total investment income	146,706		124,250		160,320
EXPENSES:
Investment adviser fees (See Note 6)	48,217		37,660		77,471
Total expenses	48,217		37,660		77,471
NET INVESTMENT INCOME/(LOSS)	98,489		86,590		82,849
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	1,479,066	(a)	112,239	(a)	(631,163)
Net realized gain/(loss) on affiliated investments	–		–		(952)
Net realized gain/(loss) on foreign currency transactions	5,269		(2,521)		(10,147)
Net realized gain/(loss)	1,484,335		109,718		(642,262)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	2,144,697		1,552,246		3,470,391
Net change in unrealized appreciation/(depreciation) on affiliated investments	–		–		(38,457)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	405		301		286
Net change in unrealized appreciation/(depreciation)	2,145,102		1,552,547		3,432,220
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	3,629,437		1,662,265		2,789,958
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,727,926		$1,748,855		$2,872,807

(a)    Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

33 | June 30, 2025

Sprott ETFs

Statements of Operations	For the Period Ended June 30, 2025 (Unaudited)

	Sprott Silver Miners & Physical Silver ETF(a)		Sprott Active Gold & Silver Miners ETF(b)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$259,380		$132,651
Securities lending income - net of fees (See Note 5)	13,790		–
Foreign withholding tax	(30,329)		(15,078)
Total investment income	242,841		117,573
EXPENSES:
Investment adviser fees (See Note 6)	134,626		93,444
Total expenses	134,626		93,444
NET INVESTMENT INCOME/(LOSS)	108,215		24,129
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	2,059,640	(c)	263,926
Net realized gain/(loss) on affiliated investment	(55,166)		–
Net realized gain/(loss) on foreign currency transactions	3,068		3,351
Net realized gain/(loss)	2,007,542		267,277
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	12,288,975		6,025,385
Net change in unrealized appreciation/(depreciation) on affiliated investments	1,366,655		–
Net change in unrealized appreciation/(depreciation)	13,655,630		6,025,385
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	15,663,172		6,292,662
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,771,387		$6,316,791

(a)	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.

(b)	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.

(c)	Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

34 | June 30, 2025

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Gold Miners ETF		Sprott Junior Gold Miners ETF
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
OPERATIONS:
Net investment income/(loss)	$1,260,047	$2,378,788	$(157,529)	$(106,828)
Net realized gain/(loss)	32,984,407	9,073,491	31,281,774	22,125,131
Net change in unrealized appreciation/(depreciation)	117,230,639	16,280,039	23,193,434	(1,047,496)
Net increase/(decrease) in net assets resulting from operations	151,475,093	27,732,318	54,317,679	20,970,807
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(2,414,214)	–	(6,186,913)
Return of capital	–	(89,219)	–	(1,318,307)
Total distributions	–	(2,503,433)	–	(7,505,220)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	27,890,226	6,612,987	12,553,603	8,911,389
Cost of shares redeemed	(11,568,011)	(22,252,799)	(3,557,019)	(17,038,966)
Net increase/(decrease) from capital share transactions	16,322,215	(15,639,812)	8,996,584	(8,127,577)
Net increase/(decrease) in net assets	167,797,308	9,589,073	63,314,263	5,338,010
NET ASSETS:
Beginning of period	241,911,273	232,322,200	112,207,477	106,869,467
End of period	$409,708,581	$241,911,273	$175,521,740	$112,207,477
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,700,000	9,280,000	3,370,000	3,630,000
Shares sold	700,000	240,000	270,000	260,000
Shares redeemed	(310,000)	(820,000)	(90,000)	(520,000)
Shares outstanding, end of period	9,090,000	8,700,000	3,550,000	3,370,000

See Notes to Financial Statements.

35 | June 30, 2025

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Critical Materials ETF		Sprott Lithium Miners ETF
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	June 30, 2025	Year Ended	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024	(Unaudited)	December 31, 2024
OPERATIONS:
Net investment income/(loss)	$94,733	$135,711	$119,461	$115,462
Net realized gain/(loss)	(666,829)	(940,429)	(2,240,882)	(1,447,606)
Net change in unrealized appreciation/(depreciation)	6,280,192	(3,610,010)	515,467	(1,660,720)
Net increase/(decrease) in net assets resulting from operations	5,708,096	(4,414,728)	(1,605,954)	(2,992,864)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(607,102)	–	(380,877)
Return of capital	–	(16,178)	–	–
Total distributions	–	(623,280)	–	(380,877)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	11,689,284	23,292,479	8,993,670	4,960,120
Cost of shares redeemed	–	(974,194)	–	–
Net increase/(decrease) from capital share transactions	11,689,284	22,318,285	8,993,670	4,960,120
Net increase/(decrease) in net assets	17,397,380	17,280,277	7,387,716	1,586,379
NET ASSETS:
Beginning of period	30,709,451	13,429,174	6,257,378	4,670,999
End of period	$48,106,831	$30,709,451	$13,645,094	$6,257,378
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,040,000	760,000	930,000	370,000
Shares sold	740,000	1,340,000	1,440,000	560,000
Shares redeemed	–	(60,000)	–	–
Shares outstanding, end of period	2,780,000	2,040,000	2,370,000	930,000

See Notes to Financial Statements.

36 | June 30, 2025

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Uranium Miners ETF		Sprott Junior Uranium Miners ETF
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	June 30, 2025	Year Ended	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024	(Unaudited)	December 31, 2024
OPERATIONS:
Net investment income/(loss)	$(4,109,841)	$5,518,821	$(707,571)	$(2,225,155)
Net realized gain/(loss)	(9,191,671)	58,388,813	(509,060)	2,972,386
Net change in unrealized appreciation/(depreciation)	291,214,225	(302,609,083)	41,724,028	(75,289,334)
Net increase/(decrease) in net assets resulting from operations	277,912,713	(238,701,449)	40,507,397	(74,542,103)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(45,317,872)	–	(10,634,050)
Total distributions	–	(45,317,872)	–	(10,634,050)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	117,000,848	326,508,795	48,661,275	175,609,388
Cost of shares redeemed	(101,036,287)	(264,976,877)	(22,573,049)	(47,679,316)
Net increase/(decrease) from capital share transactions	15,964,561	61,531,918	26,088,226	127,930,072
Net increase/(decrease) in net assets	293,877,274	(222,487,403)	66,595,623	42,753,919
NET ASSETS:
Beginning of period	1,455,410,731	1,677,898,134	240,758,423	198,004,504
End of period	$1,749,288,005	$1,455,410,731	$307,354,046	$240,758,423
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	36,055,000	34,905,000	12,990,000	8,470,000
Shares sold	2,990,000	6,670,000	2,950,000	6,770,000
Shares redeemed	(2,480,000)	(5,520,000)	(1,350,000)	(2,250,000)
Shares outstanding, end of period	36,565,000	36,055,000	14,590,000	12,990,000

See Notes to Financial Statements.

37 | June 30, 2025

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Junior Copper Miners ETF		Sprott Nickel Miners ETF
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	June 30, 2025	Year Ended	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024	(Unaudited)	December 31, 2024
OPERATIONS:
Net investment income/(loss)	$98,489	$100,264	$86,590	$152,941
Net realized gain/(loss)	1,484,335	1,137,686	109,718	(1,144,225)
Net change in unrealized appreciation/(depreciation)	2,145,102	(798,176)	1,552,547	(2,021,626)
Net increase/(decrease) in net assets resulting from operations	3,727,926	439,774	1,748,855	(3,012,910)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(1,073,985)	–	(286,194)
Total distributions	–	(1,073,985)	–	(286,194)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,629,472	14,492,122	5,100,772	16,017,679
Cost of shares redeemed	(5,526,697)	(6,254,045)	(4,175,775)	(5,684,881)
Net increase/(decrease) from capital share transactions	(1,897,225)	8,238,077	924,997	10,332,798
Net increase/(decrease) in net assets	1,830,701	7,603,866	2,673,852	7,033,694
NET ASSETS:
Beginning of period	12,391,211	4,787,345	8,573,357	1,539,663
End of period	$14,221,912	$12,391,211	$11,247,209	$8,573,357
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	670,000	260,000	800,000	110,000
Shares sold	170,000	690,000	580,000	1,130,000
Shares redeemed	(260,000)	(280,000)	(420,000)	(440,000)
Shares outstanding, end of period	580,000	670,000	960,000	800,000

See Notes to Financial Statements.

38 | June 30, 2025

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Copper Miners ETF
	For the Six	For the Period
	Months Ended	Ended
	June 30, 2025	December 31,
	(Unaudited)	2024*
OPERATIONS:
Net investment income/(loss)	$82,849	$119,500
Net realized gain/(loss)	(642,262)	(359,319)
Net change in unrealized appreciation/(depreciation)	3,432,220	(2,856,904)
Net increase/(decrease) in net assets resulting from operations	2,872,807	(3,096,723)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(594,530)
Total distributions	–	(594,530)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,263,950	28,835,926
Cost of shares redeemed	–	(1,517,695)
Net increase/(decrease) from capital share transactions	2,263,950	27,318,231
Net increase/(decrease) in net assets	5,136,757	23,626,978
NET ASSETS:
Beginning of period	23,626,978	–
End of period	$28,763,735	$23,626,978
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,150,000	–
Shares sold	100,000	1,210,001
Shares redeemed	–	(60,001)
Shares outstanding, end of period	1,250,000	1,150,000

(a)   The Sprott Copper Miners ETF commenced operations on March 5, 2024.

See Notes to Financial Statements.

39 | June 30, 2025

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Silver
	Miners &	Sprott Active
	Physical Silver	Gold & Silver
	ETF	Miners ETF
	For the Period	For the Period
	Ended June 30,	Ended June 30,
	2025(a)	2025(b)
OPERATIONS:
Net investment income/(loss)	$108,215	$24,129
Net realized gain/(loss)	2,007,542	267,277
Net change in unrealized appreciation/(depreciation)	13,655,630	6,025,385
Net increase/(decrease) in net assets resulting from operations	15,771,387	6,316,791
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	110,983,767	39,532,543
Cost of shares redeemed	(19,633,225)	–
Net increase/(decrease) from capital share transactions	91,350,542	39,532,543
Net increase/(decrease) in net assets	107,121,929	45,849,334
NET ASSETS:
Beginning of period	–	–
End of period	$107,121,929	$45,849,334
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–	–
Shares sold	4,280,000	1,820,000
Shares redeemed	(670,000)	–
Shares outstanding, end of period	3,610,000	1,820,000

(a)	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.

(b)	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.

See Notes to Financial Statements.

40 | June 30, 2025

Sprott Gold Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period Ended December 31, 2020(a)	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$27.81	$25.03	$24.70	$27.28	$30.50	$29.57	$23.37

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.14	0.26	0.34	0.37	0.33	0.03	0.07
Net realized and unrealized gain/(loss)	17.12	2.81	0.34	(2.60)	(3.19)	0.99	6.19
Total from investment operations	17.26	3.07	0.68	(2.23)	(2.86)	1.02	6.26
DISTRIBUTIONS:
From net investment income	–	(0.28)	(0.35)	(0.35)	(0.36)	(0.09)	(0.06)
Tax return of capital	–	(0.01)	–	–	–	–	–
Total distributions	–	(0.29)	(0.35)	(0.35)	(0.36)	(0.09)	(0.06)
Net increase/(decrease) in net asset value	17.26	2.78	0.33	(2.58)	(3.22)	0.93	6.20
NET ASSET VALUE, END OF PERIOD	$45.07	$27.81	$25.03	$24.70	$27.28	$30.50	$29.57
TOTAL RETURN(c)	62.06%	12.25%	2.72%	(8.18)%	(9.33)%	3.46%	26.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$409,709	$241,911	$232,322	$233,432	$231,914	$259,234	$251,376
Ratio of expenses including
waiver/reimbursement/recoupment to average net assets	0.49%(d)	0.50%	0.50%	0.50%	0.50%	0.50%(d)	0.50%
Ratio of expenses excluding
waiver/reimbursement/recoupment to average
net assets	0.48%(d)	0.47%	0.49%	0.51%	0.49%	0.58%(d)	0.52%
Ratio of net investment income/(loss) to average net assets	0.77%(d)	0.96%	1.30%	1.43%	1.18%	1.28%(d)	0.24%
Portfolio turnover rate(e)	29%	81%	58%	73%	66%	0%	95%

(a)	With the approval of the Board effective December 31, 2020, the Fund's fiscal year end was changed from November 30 to December 31.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

41 | June 30, 2025

Sprott Junior Gold Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period Ended December 31, 2020(a)	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$33.30	$29.44	$28.84	$40.70	$49.30	$45.27	$30.28

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.05)	(0.03)	(0.01)	0.19	0.42	(0.00)(c)	(0.04)
Net realized and unrealized gain/(loss)	16.19	6.07	1.95	(11.34)	(8.12)	5.00	15.25
Total from investment operations	16.14	6.04	1.94	(11.15)	(7.70)	5.00	15.21
DISTRIBUTIONS:
From net investment income	–	(1.80)	(1.34)	(0.71)	(0.90)	(0.97)	(0.22)
Tax return of capital	–	(0.38)	–	–	–	–	–
Total distributions	–	(2.18)	(1.34)	(0.71)	(0.90)	(0.97)	(0.22)
Net increase/(decrease) in net asset value	16.14	3.86	0.60	(11.86)	(8.60)	4.03	14.99
NET ASSET VALUE, END OF PERIOD	$49.44	$33.30	$29.44	$28.84	$40.70	$49.30	$45.27
TOTAL RETURN(d)	48.47%	20.45%	6.69%	(27.40)%	(15.56)%	11.11%	50.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$175,522	$112,207	$106,869	$102,370	$124,127	$123,258	$106,383
Ratio of expenses including
waiver/reimbursement/recoupment to average net assets	0.50%(e)	0.50%	0.50%	0.50%	0.50%	0.50%(e)	0.50%
Ratio of expenses excluding
waiver/reimbursement/recoupment to average net assets	0.52%(e)	0.50%	0.53%	0.67%	0.61%	0.75%(e)	0.76%
Ratio of net investment income/(loss) to average net assets	(0.22)%(e)	(0.09)%	(0.02)%	0.59%	0.96%	(0.07)%(e)	(0.10)%
Portfolio turnover rate(f)	59%	63%	70%	100%	66%	0%	157%

(a)	With the approval of the Board effective December 31, 2020, the Fund's fiscal year end was changed from November 30 to December 31.

(b)	Based on average shares outstanding during the period.

(c)	Less than $0.005 per share.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

42 | June 30, 2025

Sprott Critical Materials ETF

Financial Highlights

	For the	For the	For the
	Six Months Ended	Year Ended	Period Ended
For a Share Outstanding Throughout the Periods Presented	June 30, 2025 (Unaudited)	December 31, 2024	December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.05	$17.67	$20.49

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.04	0.12	0.19
Net realized and unrealized gain/(loss)	2.21	(2.43)	(2.57)
Total from investment operations	2.25	(2.31)	(2.38)
DISTRIBUTIONS:
From net investment income	–	(0.30)	(0.43)
From net realized gains	–	–	(0.01)
Tax return of capital	–	(0.01)	–
Total distributions	–	(0.31)	(0.44)
Net increase/(decrease) in net asset value	2.25	(2.62)	(2.82)
NET ASSET VALUE, END OF PERIOD	$17.30	$15.05	$17.67
TOTAL RETURN(c)	14.95%	(13.09)%	(11.60)%
Net assets, end of period (000s)	$48,107	$30,709	$13,429
Ratio of expenses to average net assets	0.65%(d)	0.65%	0.65%(d)
Ratio of net investment income/(loss) to average net assets	0.54%(d)	0.68%	1.22%(d)
Portfolio turnover rate(e)	22%	37%	33%

(a)	The Sprott Critical Materials ETF commenced operations on February 1, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

43 | June 30, 2025

Sprott Lithium Miners ETF

Financial Highlights

	For the	For the	For the
	Six Months Ended	Year Ended	Period Ended
For a Share Outstanding Throughout the Periods Presented	June 30, 2025 (Unaudited)	December 31, 2024	December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$6.73	$12.62	$20.21

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.07	0.17	0.28
Net realized and unrealized gain/(loss)	(1.04)	(5.62)	(7.52)
Total from investment operations	(0.97)	(5.45)	(7.24)
DISTRIBUTIONS:
From net investment income	–	(0.44)	(0.35)
Total distributions	–	(0.44)	(0.35)
Net increase/(decrease) in net asset value	(0.97)	(5.89)	(7.59)
NET ASSET VALUE, END OF PERIOD	$5.76	$6.73	$12.62
TOTAL RETURN(c)	(14.41)%	(43.21)%	(35.77)%
Net assets, end of period (000s)	$13,645	$6,257	$4,671
Ratio of expenses to average net assets	0.65%(d)	0.65%	0.65%(d)
Ratio of net investment income/(loss) to average net assets	2.29%(d)	1.93%	2.00%(d)
Portfolio turnover rate(e)	24%	49%	59%

(a)	The Sprott Lithium Miners ETF commenced operations on February 1, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

44 | June 30, 2025

Sprott Uranium Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Period Ended December 31, 2022 (a)	For the Year Ended August 31, 2022 (b)	For the Year Ended August 31, 2021 (b)(c)	For the Period Ended August 31, 2020 (b)(c)(d)
NET ASSET VALUE, BEGINNING OF PERIOD	$40.37	$48.07	$31.82	$38.94	$31.07	$16.69	$12.50

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(e)	(0.11)	0.16	0.01	(0.07)	0.15	0.23	0.08
Net realized and unrealized gain/(loss)	7.58	(6.58)	17.99	(7.05)	10.12	14.71	4.11
Total from investment operations	7.47	(6.42)	18.00	(7.12)	10.27	14.94	4.19

DISTRIBUTIONS:
From net investment income	–	(1.28)	(1.75)	–	(2.42)	(0.56)	–
Total distributions	–	(1.28)	(1.75)	–	(2.42)	(0.56)	–
Redemptions fees	–	–	–	–	0.02	–	–

Net increase/(decrease) in net asset value	7.47	(7.70)	16.25	(7.12)	7.87	14.38	4.19
NET ASSET VALUE, END OF PERIOD	$47.84	$40.37	$48.07	$31.82	$38.94	$31.07	$16.69
TOTAL RETURN(f)	18.50%	(13.38)%	56.59%	(18.28)%	33.42%	91.13%	33.48%

Net assets, end of period (000s)	$1,749,288	$1,455,411	$1,677,898	$826,468	$1,037,584	$355,776	$14,184

Ratio of expenses to average net assets	0.75%(g)	0.76%(h)	0.81%	0.83%(g)	0.83%	0.85%	0.85%(g)
Ratio of net investment income/(loss) to average net assets	(0.59)%(g)	0.33%	0.03%	(0.58)%(g)	0.40%	0.81%	0.74%(g)
Portfolio turnover rate(i)	9%	18%	10%	17%	19%	26%	28%

(a)	With the approval of the Board effective September 6, 2022, the Fund’s fiscal year end was changed from August 31 to December 31.

(b)	On December 21, 2022, the Sprott Uranium Miners ETF underwent a two for one stock split. The capital share activity presented here has been retroactively adjusted to reflect this stock split (See Note 1).

(c)	These financials have been audited by the Predecessor Fund’s independent registered public accounting firm.

(d)	The Sprott Uranium Miners ETF commenced operations on December 3, 2019.

(e)	Based on average shares outstanding during the period.

(f)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(g)	Annualized.

(h)	Effective April 1, 2024 the fund reduced the advisory fee to 0.75%. Prior to this date, the fee was 0.85% of net assets up to $500 million, 0.80% of net assets up to $1 billion, and 0.70% on net assets greater than $1 billion.

(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

45 | June 30, 2025

Sprott Junior Uranium Miners ETF

Financial Highlights

	For the
	Six Months Ended		For the
	June 30, 2025	For the Year Ended	Period Ended
For a Share Outstanding Throughout the Periods Presented	(Unaudited)	December 31, 2024	December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.53	$23.38	$20.26

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.05)	(0.17)	(0.13)
Net realized and unrealized gain/(loss)	2.59	(3.87)	4.20
Total from investment operations	2.54	(4.04)	4.07

DISTRIBUTIONS:
From net investment income	–	(0.81)	(0.95)
Total distributions	–	(0.81)	(0.95)

Net increase/(decrease) in net asset value	2.54	(4.85)	3.12
NET ASSET VALUE, END OF PERIOD	$21.07	$18.53	$23.38
TOTAL RETURN(c)	13.71%	(17.40)%	20.05%

Net assets, end of period (000s)	$307,354	$240,758	$198,005

Ratio of expenses to average net assets	0.80%(d)	0.80%	0.80%(d)
Ratio of net investment income/(loss) to average net assets	(0.59)%(d)	(0.72)%	(0.68)%(d)
Portfolio turnover rate(e)	18%	31%	62%

(a)	The Sprott Junior Uranium Miners ETF commenced operations on February 1, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

46 | June 30, 2025

Sprott Junior Copper Miners ETF

Financial Highlights

	For the
	Six Months Ended		For the
	June 30, 2025	For the Year Ended	Period Ended
For a Share Outstanding Throughout the Periods Presented	(Unaudited)	December 31, 2024	December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.49	$18.41	$20.33

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.15	0.22	0.11
Net realized and unrealized gain/(loss)	5.88	2.01	(1.57)
Total from investment operations	6.03	2.23	(1.46)

DISTRIBUTIONS:
From net investment income	–	(2.15)	(0.46)
Total distributions	–	(2.15)	(0.46)

Net increase/(decrease) in net asset value	6.03	0.08	(1.92)
NET ASSET VALUE, END OF PERIOD	$24.52	$18.49	$18.41
TOTAL RETURN(c)	32.61%	12.42%	(7.18)%

Net assets, end of period (000s)	$14,222	$12,391	$4,787

Ratio of expenses to average net assets	0.75%(d)	0.75%	0.75%(d)
Ratio of net investment income/(loss) to average net assets	1.53%(d)	1.02%	0.65%(d)
Portfolio turnover rate(e)	20%	70%	36%

(a)	The Sprott Junior Copper Miners ETF commenced operations on February 1, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

47 | June 30, 2025

Sprott Nickel Miners ETF

Financial Highlights

	For the
	Six Months Ended		For the
	June 30, 2025	For the Year Ended	Period Ended
For a Share Outstanding Throughout the Periods Presented	(Unaudited)	December 31, 2024	December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.72	$14.00	$20.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.08	0.23	0.39
Net realized and unrealized gain/(loss)	0.92	(3.14)	(4.32)
Total from investment operations	1.00	(2.91)	(3.93)

DISTRIBUTIONS:
From net investment income	–	(0.37)	(2.68)
From net realized gains	–	–	(0.08)
Total distributions	–	(0.37)	(2.76)

Net increase/(decrease) in net asset value	1.00	(3.28)	(6.69)
NET ASSET VALUE, END OF PERIOD	$11.72	$10.72	$14.00
TOTAL RETURN(c)	9.33%	(20.73)%	(18.43)%

Net assets, end of period (000s)	$11,247	$8,573	$1,540

Ratio of expenses to average net assets	0.75%(d)	0.75%	0.75%(d)
Ratio of net investment income/(loss) to average net assets	1.72%(d)	1.77%	2.55%(d)
Portfolio turnover rate(e)	26%	47%	55%

(a)	The Sprott Nickel Miners ETF commenced operations on March 21, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

48 | June 30, 2025

Sprott Copper Miners ETF

Financial Highlights

	For the
	Six Months Ended	For the
	June 30, 2025	Period Ended
For a Share Outstanding Throughout the Periods Presented	(Unaudited)	December 31, 2024(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.55	$19.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.07	0.12
Net realized and unrealized gain/(loss)	2.39	1.27
Total from investment operations	2.46	1.39

DISTRIBUTIONS:
From net investment income	–	(0.53)
Total distributions	–	(0.53)

Net increase/(decrease) in net asset value	2.46	0.86
NET ASSET VALUE, END OF PERIOD	$23.01	$20.55
TOTAL RETURN(c)	11.97%	7.08%

Net assets, end of period (000s)	$28,764	$23,627

Ratio of expenses to average net assets	0.65%(d)	0.65%(d)
Ratio of net investment income/(loss) to average net assets	0.70%(d)	0.61%(d)
Portfolio turnover rate(e)	20%	40%

(a)	The Sprott Copper Miners ETF commenced operations on March 5, 2024.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

49 | June 30, 2025

Sprott Silver Miners & Physical Silver ETF

Financial Highlights

	For the Period
For a Share Outstanding Throughout the Period Presented	Ended June 30, 2025 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.78

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.06
Net realized and unrealized gain/(loss)	8.83
Total from investment operations	8.89

Net increase/(decrease) in net asset value	8.89
NET ASSET VALUE, END OF PERIOD	$29.67
TOTAL RETURN(c)	42.78%

Net assets, end of period (000s)	$107,122

Ratio of expenses to average net assets	0.65	%(d)
Ratio of net investment income/(loss) to average net assets	0.52	%(d)
Portfolio turnover rate(e)	53%

(a)	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

50 | June 30, 2025

Sprott Active Gold & Silver Miners ETF

Financial Highlights

	For the Period
For a Share Outstanding Throughout the Period Presented	Ended June 30, 2025 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.79

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.02
Net realized and unrealized gain/(loss)	5.38
Total from investment operations	5.40

Net increase/(decrease) in net asset value	5.40
NET ASSET VALUE, END OF PERIOD	$25.19
TOTAL RETURN(c)	27.29%

Net assets, end of period (000s)	$45,849

Ratio of expenses to average net assets	0.89	%(d)
Ratio of net investment income/(loss) to average net assets	0.23	%(d)
Portfolio turnover rate(e)	19%

(a)	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

51 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of June 30, 2025, the Trust consisted of twelve separate portfolios that each represent a separate series of the Trust. The financial statements of eleven series are presented in this report. The “Sprott Precious Metals ETFs” are comprised of Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Silver Miners & Physical Silver ETF, and Sprott Active Gold & Silver Miners ETF. Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF were reorganized effective as of the close of business on July 19, 2019, from each Fund’s respective predecessor funds. Each of these predecessor funds were a separate series of another investment company. The “Sprott Critical Materials ETFs” are comprised of Sprott Critical Materials ETF, Sprott Lithium Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, and Sprott Copper Miners ETF. Sprott Uranium Miners ETF was reorganized effective as of the close of business on April 22, 2022 from its predecessor fund. This report pertains to the above listed funds (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to October 1, 2024 the name of Sprott Critical Materials ETF was Sprott Energy Transition Materials ETF.

The Board previously authorized a two-for-one forward share split of Sprott Uranium Miners ETF that was effective prior to the market open on December 21, 2022. The impact of the forward share split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share outstanding by a factor of one-half, resulting in no effect to the net assets of the Fund. The financial statements of the Fund were adjusted to reflect the forward share split.

On July 1, 2023, Sprott Asset Management USA, Inc. (the “Adviser”) commenced acting as investment adviser to each Fund then in operation. On the same date, Sprott Asset Management LP, which previously had served as investment adviser to those Funds, became the sponsor of each such Fund. Currently, the Adviser serves as investment adviser to, and Sprott Asset Management LP is sponsor of each Fund. ALPS Advisors, Inc. serves as sub-adviser to each Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation and Methodologies

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of a Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the mean of the closing bid and ask price. If no current day price quotation is available, the previous day’s closing sale price is used. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

The Funds’ investments are generally valued at market value. In the absence of market value, if events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of a Fund’s investment, in the event that it is determined that valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued in accordance with the Adviser’s policies and procedures as reflecting fair value (“Fair Value Policies and Procedures”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5 und the 1940 Act, the Board has approved the designation of the Adviser of the Funds as the valuation designee for the Funds. The Adviser has formed a committee (the “Valuation Committee”) that has developed pricing policies and procedures and to oversee the pricing function for all financial instruments.

52 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for fair valued investments, the Valuation Committee seeks to determine the price that a Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

B. Fair Value Hierarchy

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to valuation procedures approved by the Board and are categorized in Level 2 or Level 3, when appropriate.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

53 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments at June 30, 2025:

Sprott Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$409,700,205	$–	$–	$409,700,205
Short Term Investments	8,997,595	–	–	8,997,595
Total	$418,697,800	$–	$–	$418,697,800

Sprott Junior Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$175,283,250	$–	$305,695	**	$175,588,945
Short Term Investments	9,545,541	–	–		9,545,541
Total	$184,828,791	$–	$305,695		$185,134,486

Sprott Critical Materials ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$47,905,491	$42,358	$3,727		$47,951,576
Rights and Warrants*	–	–	–	**	$–
Short Term Investments	4,333,322	–	–		4,333,322
Total	$52,238,813	$42,358	$3,727		$52,284,898

Sprott Lithium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$13,591,480	$–	$18,788	$13,610,268
Short Term Investments	1,035,316	–	–	1,035,316
Total	$14,626,796	$–	$18,788	$14,645,584

Sprott Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$1,533,610,023	$5,287,582	$–	***	$1,538,897,605
Closed End Fund*	209,405,008	–	–		$209,405,008
Short Term Investments	61,603,570	–	–		61,603,570
Total	$1,804,618,601	$5,287,582	$–		$1,809,906,183

Sprott Junior Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$304,547,346	$1,951,903	$–	***	$306,499,249
Short Term Investments	1,169,725	–	–		1,169,725
Total	$305,717,071	$1,951,903	$–		$307,668,974

Sprott Junior Copper Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$13,674,185	$470,432	$6,544	$14,151,161
Short Term Investments	123,524	–	–	123,524
Total	$13,797,709	$470,432	$6,544	$14,274,685

54 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

Sprott Nickel Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$11,213,008	$–	$–	**	$11,213,008
Short Term Investments	6,495	–	–		6,495
Total	$11,219,503	$–	$–		$11,219,503

Sprott Copper Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$27,067,970	$80,526	$–		$27,148,496
Closed End Fund*	1,281,100	–	–		$1,281,100
Exchange Traded Fund*	291,708	–	–		291,708
Short Term Investments	1,353,801	–	–		1,353,801
Total	$29,994,579	$80,526	$–		$30,075,105

Sprott Silver Miners & Physical Silver ETF
Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$89,121,009	$–	$–		$89,121,009
Closed End Fund*	17,081,520	–	–		17,081,520
Short Term Investments	1,655,747	–	–		1,655,747
Total	$107,858,276	$–	$–		$107,858,276

Sprott Active Gold & Silver Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$45,636,685	$–	$–		$45,636,685
Short Term Investments	260,474	–	–		260,474
Total	$45,897,159	$–	$–		$45,897,159

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.
**	Includes a position(s) valued at zero.
***	Level 3 security included in prior cycle transferred to Level 1 during the reporting cycle.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended June 30, 2025:

Sprott Junior Gold Miners ETF	Common Stock
Balance as of December 31, 2024	$410,703
Realized Gain/(Loss)	_
Change in Unrealized Appreciation/(Depreciation)	(105,008)
Purchases	–
Sales	_
Transfers into/(out of) Level 3*	_
Balance as of June 30, 2025	$305,695

As of June 30, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(105,008).

55 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

Sprott Critical Materials ETF	Common Stock
Balance as of December 31, 2024	$6,856
Realized Gain/(Loss)	(8,884)
Change in Unrealized Appreciation/(Depreciation)	5,755
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	_
Balance as of June 30, 2025	$3,727

As of June 30, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(2,311).

Sprott Lithium Miners ETF	Common Stock
Balance as of December 31, 2024	$30,174
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	(11,386)
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	_
Balance as of June 30, 2025	$18,788

As of June 30, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(11,386).

Sprott Junior Copper Miners ETF	Common Stock
Balance as of December 31, 2024	$6,497
Realized Gain/(Loss)	(334)
Change in Unrealized Appreciation/(Depreciation)	727
Purchases	–
Sales	(346)
Transfers into/(out of) Level 3*	_
Balance as of June 30, 2025	$6,544

As of June 30, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $727.

Sprott Nickel Miners ETF	Common Stock
Balance as of December 31, 2024		$3,209
Realized Gain/(Loss)		(34,717)
Change in Unrealized Appreciation/(Depreciation)		33,315
Purchases		–
Sales		(1,807)
Transfers into/(out of) Level 3*		_
Balance as of June 30, 2025	$	_

As of June 30, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $0.

*	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

56 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within level 3 as of June 30, 2025.

Asset Category	Fair Value at June 30, 2025	Valuation Technique	Unobservable Input	Range of Input (Weighted Average)	Impact to Valuation from an Increase in Input
Sprott Junior Gold Miners ETF
Gold Mining	$305,695	Asset Approach	Estimated Recoverable Proceeds	$0-0.05	Increase
Sprott Critical Materials ETF
Diversified Metals & Mining	$3,727	Asset Approach	Estimated Recoverable Proceeds	$0-0.16	Increase
Sprott Lithium Miners ETF
Diversified Metals & Mining	$18,788	Asset Approach	Estimated Recoverable Proceeds	$0.09-0.16	Increase
Sprott Junior Copper Miners ETF
Copper Mining	$6,544	Asset Approach	Estimated Recoverable Proceeds	$0.11	Increase
Sprott Nickel Miners ETF
Diversified Metals & Mining	$0	Asset Approach	Estimated Recoverable Proceeds	$0.00	Increase

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments in the Statement of Operations, when applicable.

3. PRINCIPAL RISKS

A. Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

B. Commodity Exposure Risk

Each Fund invests in companies primarily engaged in the mining or processing of a commodity, the stock price of which may be subject to the risks associated with that commodity. A particular commodity is subject to the special risks including: (1) the price of the commodity may be subject to wide fluctuation; (2) the market for the commodity is relatively limited; (3) the sources of the commodity are concentrated in countries that have the potential for instability; and (4) the market for the commodity is unregulated. The price of the commodity can be significantly affected by central bank operations, events relating to international political developments, the success of exploration projects, adverse environmental developments and tax and government regulations.

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Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

C. Currency Risk

Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

D. Cybersecurity and Disaster Recovery Risks

Information and technology systems relied upon by a Fund, the Adviser or Sub-Adviser, a Fund’s other service providers (including, but not limited to, a Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and a Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of a Fund’s, the Adviser, the Sub-Adviser, a Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact a Fund’s ability to calculate its net asset value or impede trading. Such a failure could also harm the reputation of a Fund, the Adviser, a Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

E. Depositary Receipt Risk

A Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of a Fund.

F. Early Close/Trading Halt Risk

An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, and/or result in a Fund being unable to trade certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

G. Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact a Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, a Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

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Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

H. Critical Materials Risk

Production and cost estimates of companies mining critical materials are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rock slides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

I. Equity Securities Risk

The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

J. Exchange Traded Funds

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

K. Fluctuation of Net Asset Value

The NAV of a Fund’s shares will generally fluctuate with changes in the market value of a Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on the NYSE Arca. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of each Fund’s respective Underlying Index trading individually or in the aggregate at any point in time.

L. Foreign Securities Risk

A foreign government may expropriate a Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

M. Frontier Markets Risk

Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

N. Geographic Concentration Risk

To the extent a Fund’s Underlying Index and that Fund are significantly comprised of securities of issuers from a single country, a Fund would be more likely to be impacted by events or conditions affecting that country.

O. Index Performance Risk

There can be no guarantee or assurance that the methodology used to create the Index will result in a Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index, or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by a Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of a Fund.

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Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

P. Index Tracking Risk

A Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons, including operating expenses incurred by a Fund not applicable to the Index, costs in buying and selling securities, asset valuation differences and differences between a Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent a Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if a Fund sought to replicate the Index.

Q. Industry Concentration Risk

If a Fund’s assets are concentrated in an industry or group of industries, a Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

R. Liquidity Risk

Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

S. Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

T. Micro-Capitalization Company Risk

Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before a Fund realizes a gain, if any, on an investment in a micro-cap company.

U. Mining Industry Risk

Companies in the mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which a Fund has exposure.

V. Non-Diversified Fund Risk

Each Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

W. Operational Risk

An investor’s ability to transact in shares of a Fund or the valuation of an investor’s investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although a Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

X. Passive Investment Risk

The Funds are not actively managed, and the Sub-Adviser generally does not attempt to take defensive positions under any market conditions, including declining markets. As each Fund will not fully replicate the Underlying Index, it is subject to the risk that the Sub-Adviser’s investment strategy may not produce the intended results.

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Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

Y. Rare Earth and Critical Materials Companies Risk

A Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of Rare Earth and Critical Materials Companies. Rare Earth and Critical Materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare Earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for Rare Earth and Critical Materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in a Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of Rare Earth and Critical Materials, which may fluctuate substantially over short periods of time.

Z. Restricted Securities Risk

A Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

AA. Securities Lending Risk

Although a Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by a Fund). In addition, each Fund will bear the risk of loss of any cash collateral that it invests.

BB. Small- and Mid-Capitalization Company Risk

Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

CC. Tax Risk

A Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”) if it derives more than 10% its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to a Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

DD. Trading Risk

Although Fund shares are listed for trading on the NYSE Arca, Inc. or The Nasdaq Stock Market, LLC., there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by the exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

EE. Valuation Risk

The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

4. TAXES

A. Federal Tax and Tax Basis Information

The timing and character of income and capital gain are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2025.

61 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

For the period ended December 31, 2024, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions:

		Total Distributable
Fund	Paid-in Capital	Earnings
Sprott Gold Miners ETF	$5,378,863	$(5,378,863)
Sprott Junior Gold Miners ETF	4,594,554	(4,594,554)
Sprott Critical Materials ETF	93,333	(93,333)
Sprott Lithium Miners ETF	(1,199)	1,199
Sprott Uranium Miners ETF	74,100,311	(74,100,311)
Sprott Junior Uranium Miners ETF	5,617,638	(5,617,638)
Sprott Junior Copper Miners ETF	1,255,909	(1,255,909)
Sprott Nickel Miners ETF	101,657	(101,657)
Sprott Copper Miners ETF*	321,453	(321,453)

*       Represents the period from inception to December 31, 2024

The tax character of the distributions paid during the period ended December 31, 2024 were as follows:

	Ordinary Income	Return of Capital
December 31, 2024
Sprott Gold Miners ETF	$2,414,214	$89,219
Sprott Junior Gold Miners ETF	6,186,913	1,318,307
Sprott Critical Materials ETF	607,102	16,178
Sprott Lithium Miners ETF	380,877	–
Sprott Uranium Miners ETF	45,317,872	–
Sprott Junior Uranium Miners ETF	10,634,050	–
Sprott Junior Copper Miners ETF	1,073,985	–
Sprott Nickel Miners ETF	286,194	–
Sprott Copper Miners ETF*	594,530	–

*       Represents the period from inception to December 31, 2024

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the period ended December 31, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Sprott Gold Miners ETF	$68,543,825	$25,471,817
Sprott Junior Gold Miners ETF	37,090,482	21,520,088
Sprott Critical Materials ETF	565,072	758,255
Sprott Lithium Miners ETF	587,941	798,660
Sprott Uranium Miners ETF	34,323,106	45,361,417
Sprott Junior Uranium Miners ETF	12,178,153	875,575
Sprott Junior Copper Miners ETF	610,845	69,323
Sprott Nickel Miners ETF	1,085,277	275,477
Sprott Copper Miners ETF*	937,685	–

* Represents the period from inception to December 31, 2024

Capital loss carryovers used during the period ended December 31, 2024 were as follows:

Sprott Gold Miners ETF		$3,199,635
Sprott Junior Gold Miners ETF		$16,221,717

62 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

As of the period ended December 31, 2024, the components of distributable earnings on a tax basis for the Funds were as follows:

	Accumulated net investment income	Accumulated net realized loss on investments	Other accumulated differences		Net unrealized appreciation/(depreciation) on investments	Total
Sprott Gold Miners ETF	$–	$(94,015,642)	$–		$26,954,923	$(67,060,719)
Sprott Junior Gold Miners ETF	–	(58,610,570)	–		(1,407,849)	(60,018,419)
Sprott Critical Materials ETF	–	(1,323,327)	(316,249)	**	(3,972,183)	(5,611,759)
Sprott Lithium Miners ETF	–	(1,386,601)	(204,563)	**	(3,829,029)	(5,420,193)
Sprott Uranium Miners ETF	–	(79,684,523)	(42,502,390)	**	(21,042,719)	(143,229,632)
Sprott Junior Uranium Miners ETF	–	(13,053,728)	(8,731,936)	**	(50,498,971)	(72,284,635)
Sprott Junior Copper Miners ETF	312,544	(680,168)	–		(1,758,751)	(2,126,375)
Sprott Nickel Miners ETF	119,236	(1,360,754)	–		(2,698,201)	(3,939,719)
Sprott Copper Miners ETF*	67,270	(937,685)	–		(3,142,291)	(4,012,706)

*	The Sprott Copper Miners ETF commenced operations on March 5, 2024.

**	The Fund elected to defer net late-year specific losses. Net late-year specific losses incurred after October 31 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

As of June 30, 2025 the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross appreciation (excess of value over tax cost)	Gross depreciation (excess of tax cost over value)	Net unrealized appreciation (depreciation)	Cost of investments for income tax purposes
Sprott Gold Miners ETF	$145,192,855	$(993,737)	$144,199,118	$274,498,682
Sprott Junior Gold Miners ETF	39,375,336	(10,645,110)	28,730,226	156,404,260
Sprott Critical Materials ETF	7,529,092	(4,941,921)	2,587,171	49,697,727
Sprott Lithium Miners ETF	717,196	(4,374,293)	(3,657,097)	18,302,681
Sprott Uranium Miners ETF	462,337,699	(166,682,267)	295,655,432	1,514,250,751
Sprott Junior Uranium Miners ETF	30,891,078	(41,066,583)	(10,175,505)	317,844,479
Sprott Junior Copper Miners ETF	2,225,475	(935,889)	1,289,586	12,985,099
Sprott Nickel Miners ETF	1,075,392	(1,990,813)	(915,421)	12,134,924
Sprott Copper Miners ETF	2,150,352	(1,758,274)	392,078	29,683,027
Sprott Silver Miners & Physical Silver ETF*	13,778,755	(260,683)	13,518,072	94,340,204
Sprott Active Gold & Silver Miners ETF*	6,849,686	(825,552)	6,024,134	39,873,025

*       Represents the period from inception to period end.

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company adjustments and the deferral of losses from wash sales.

B. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the year ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Funds have incorporated no uncertain tax positions that require a provision for income taxes.

63 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

5. LENDING OF PORTFOLIO SECURITIES

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund limits such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund, the Adviser, or the Sub-Adviser specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only) and/or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income, less associated fees and expenses, earned by each Fund from securities lending activity is disclosed in the Statement of Operations.

Pursuant to the current securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment expenses). Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. SSB bears all operational costs directly related to securities lending.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Sprott Gold Miners ETF	$11,899,662	$8,756,240	$3,194,691	$11,950,931
Sprott Junior Gold Miners ETF	23,577,637	9,464,778	15,573,936	25,038,714
Sprott Critical Materials ETF	11,390,435	4,158,552	7,731,638	11,890,190
Sprott Lithium Miners ETF	3,643,706	1,035,316	2,825,873	3,861,189
Sprott Uranium Miners ETF	134,875,755	60,995,965	82,342,087	143,338,052
Sprott Junior Uranium Miners ETF	16,415,458	1,127,443	16,155,906	17,283,349
Sprott Junior Copper Miners ETF	1,563,364	123,524	1,554,043	1,677,567
Sprott Nickel Miners ETF	41,671	2,600	41,203	43,803
Sprott Copper Miners ETF	3,108,121	1,353,801	1,911,790	3,265,591
Sprott Silver Miners & Physical Silver ETF*	5,030,109	1,391,101	3,726,278	5,117,379
Sprott Active Gold & Silver Miners ETF*	–	–	–	–

*	Represents the activities since inception through June 30, 2025

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Sprott Gold Miners ETF	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$8,756,240	$ –	$ –	$ –	$ 8,756,240
Total Borrowings					8,756,240
Gross amount of recognized liabilities for securities lending (collateral received)					8,756,240

64 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

Sprott Junior Gold Miners ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$9,464,778	$ –	$ –	$ –	$ 9,464,778
Total Borrowings					9,464,778
Gross amount of recognized liabilities for securities lending (collateral received)					9,464,778
Sprott Critical Materials ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$4,158,552	$ –	$ –	$ –	$ 4,158,552
Total Borrowings					4,158,552
Gross amount of recognized liabilities for securities lending (collateral received)					4,158,552
Sprott Lithium Miners ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,035,316	$ –	$ –	$ –	$ 1,035,316
Total Borrowings					1,035,316
Gross amount of recognized liabilities for securities lending (collateral received)					1,035,316
Sprott Uranium Miners ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$60,995,965	$ –	$ –	$ –	$ 60,995,965
Total Borrowings					60,995,965
Gross amount of recognized liabilities for securities lending (collateral received)					60,995,965
Sprott Junior Uranium Miners ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,127,443	$ –	$ –	$ –	$ 1,127,443
Total Borrowings					1,127,443
Gross amount of recognized liabilities for securities lending (collateral received)					1,127,443
Sprott Junior Copper Miners ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$123,524	$ –	$ –	$ –	$ 123,524
Total Borrowings					123,524
Gross amount of recognized liabilities for securities lending (collateral received)					123,524
Sprott Nickel Miners ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$2,600	$ –	$ –	$ –	$ 2,600
Total Borrowings					2,600
Gross amount of recognized liabilities for securities lending (collateral received)					2,600
Sprott Copper Miners ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,353,801	$ –	$ –	$ –	$ 1,353,801
Total Borrowings					1,353,801
Gross amount of recognized liabilities for securities lending (collateral received)					1,353,801

65 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

Sprott Silver Miners & Physical Silver ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,391,101	$ –	$ –	$ –	$ 1,391,101
Total Borrowings					1,391,101
Gross amount of recognized liabilities for securities lending (collateral received)					1,393,101
Sprott Active Gold & Silver Miners ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$–	$ –	$ –	$ –	$ –
Total Borrowings					–
Gross amount of recognized liabilities for securities lending (collateral received)					–

6. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

A. Advisory and Sub-Advisory Fees

The Adviser serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund	Advisory Fee
Sprott Gold Miners ETF	0.35%
Sprott Junior Gold Miners ETF	0.35%
Sprott Critical Materials ETF	0.65%
Sprott Lithium Miners ETF	0.65%
Sprott Uranium Miners ETF	0.75%
Sprott Junior Uranium Miners ETF	0.80%
Sprott Junior Copper Miners ETF	0.75%
Sprott Nickel Miners ETF	0.75%
Sprott Copper Miners ETF	0.65%
Sprott Silver Miners & Physical Silver ETF	0.65%
Sprott Active Gold & Silver Miners ETF	0.89%

The Sub-Adviser serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Adviser and the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%
$250 million-$500 million	0.03%
Above $500 million	0.02%

*	Subject to the following annual minimums per fund sub-advised by the Sub-Adviser for Sprott: (i) first two funds: $40,000 per fund; (ii) additional funds: $30,000 per fund.

**	Annual rate stated as a percentage of the average daily net assets of the Funds.

B. Fee Waiver Arrangement

For the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF, the Adviser is paid a monthly management fee at an annual rate (stated as a percentage of the average daily net assets of each Fund) of 0.35%. The Adviser has contractually agreed to waive the management fee, and/or reimburse expenses so that total annual operating expenses of these funds after fee waiver/expense reimbursements (not including distribution (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.50% of the Funds' average daily net assets through April 30, 2035. The Adviser will be permitted to recover expenses it has borne to the extent that the Funds expenses in later periods fall below the annual rates set forth in the expense agreement. These Funds' fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Funds’ expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of

66 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

the recapture. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the particular date on which the fees and expenses was deferred. This expense agreement may only be terminated by the Board of Trustees of Sprott Funds Trust.

For the period ended June 30, 2025, the fees waived and recoupment of previously waived fees were as follows:

	Fees waived by Advisor	Expense Recoupment of Previously Waived Fees
Sprott Gold Miners ETF	$–	$5,138
Sprott Junior Gold Miners ETF	14,448	–

As of June 30, 2025, the balance of recoupable expenses for the Funds were as follows:

	Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028
Sprott Junior Gold Miners ETF	$124,498	$114,455	$30,073	$14,448

C. Unitary Fee Arrangement

Under the Investment Advisory Agreement for all of the Sprott ETFs excluding Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF, the Adviser has agreed to pay all expenses incurred by each such Fund except for the fee paid to the Adviser, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

7. TRUSTEES OF THE TRUST

The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”), and one of whom is an interested person. For the period ended June 30, 2025, each Independent Trustee was paid an annual retainer of $65,000 for services as a Board member to the Trust and another trust in the fund complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. Effective July 1, 2025, the annual retainer for each Independent Trustee increased to $105,000.

67 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$95,417,876	$94,278,425
Sprott Junior Gold Miners ETF	84,912,727	84,180,768
Sprott Critical Materials ETF	7,932,789	7,725,305
Sprott Lithium Miners ETF	2,828,414	2,638,923
Sprott Uranium Miners ETF	173,040,178	128,283,188
Sprott Junior Uranium Miners ETF	46,399,616	42,741,971
Sprott Junior Copper Miners ETF	2,914,994	2,564,305
Sprott Nickel Miners ETF	2,610,009	2,541,132
Sprott Copper Miners ETF	4,902,837	4,707,511
Sprott Silver Miners & Physical Silver ETF*	27,114,144	26,721,212
Sprott Active Gold & Silver Miners ETF*	7,725,001	5,707,046

For the six months ended June 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$27,894,230	$11,575,190
Sprott Junior Gold Miners ETF	12,553,755	3,556,868
Sprott Critical Materials ETF	11,448,050	–
Sprott Lithium Miners ETF	8,938,192	–
Sprott Uranium Miners ETF	111,943,275	97,839,214
Sprott Junior Uranium Miners ETF	46,522,414	22,457,350
Sprott Junior Copper Miners ETF	3,447,045	5,627,377
Sprott Nickel Miners ETF	4,808,187	3,883,768
Sprott Copper Miners ETF	2,197,066	–
Sprott Silver Miners & Physical Silver ETF*	108,914,170	18,762,654
Sprott Active Gold & Silver Miners ETF*	35,381,457	–

For the period ended June 30, 2025, the net realized gains/(losses) on in-kind transactions were as follows:

Fund	Net Realized Gain/(Loss)
Sprott Gold Miners ETF	$ 5,026,411
Sprott Junior Gold Miners ETF	1,160,529
Sprott Critical Materials ETF	–
Sprott Lithium Miners ETF	–
Sprott Uranium Miners ETF	30,338,116
Sprott Junior Uranium Miners ETF	4,631,882
Sprott Junior Copper Miners ETF	1,810,352
Sprott Nickel Miners ETF	824,602
Sprott Copper Miners ETF	–
Sprott Silver Miners & Physical Silver ETF *	3,236,033
Sprott Active Gold & Silver Miners ETF *	–

*       Represents the period from inception through period end.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

68 | June 30, 2025

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

9. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 10,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted for the equivalent value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

10. RELATED PARTY TRANSACTIONS

Each Fund may engage in cross trades with other funds in the Trust pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board has adopted procedures that apply to transactions between the funds of the Trust pursuant to Rule 17a-7. It has been reported to the Board that these transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the period ended June 30, 2025 were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Sprott Gold Miners ETF	$4,207,368	$–	$–
Sprott Junior Gold Miners ETF	–	–	–
Sprott Critical Materials ETF	–	–	–
Sprott Lithium Miners ETF	–	–	–
Sprott Uranium Miners ETF	3,589,541	4,135,358	(3,908,622)
Sprott Junior Uranium Miners ETF	4,135,358	3,589,541	(4,309,812)
Sprott Junior Copper Miners ETF	155,765	51,698	3,868
Sprott Nickel Miners ETF	–	–	–
Sprott Copper Miners ETF	78,756	–	–
Sprott Silver Miners & Physical Silver ETF	–	182,823	(35,194)
Sprott Active Gold & Silver Miners ETF	–	–	–

11. RECENT ACCOUNTING STANDARDS

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

The Adviser is deemed to be the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

12. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between June 30, 2025 and the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

69 | June 30, 2025

Sprott ETFs

Additional Information (Unaudited)	June 30, 2025

TAX INFORMATION

Pursuant to Section 853(c) of the Internal Revenue Code, the Funds designated the following for the calendar year ended December 31, 2024:

	Foreign Taxes Paid	Foreign Source Income
Sprott Gold Miners ETF	$454,668	$3,236,884
Sprott Junior Gold Miners ETF	$22,883	$425,252
Sprott Uranium Miners ETF	$90,791	$17,341,104
Sprott Critical Materials ETF	$6,595	$171,667
Sprott Junior Uranium Miners ETF	$0	$19,251
Sprott Lithium Miners ETF	$2,150	$69,417
Sprott Junior Copper Miners ETF	$6,805	$148,596
Sprott Nickel Miners ETF	$17,064	$228,974
Sprott Copper Miners ETF	$10,893	$172,003

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2024:

	QDI	DRD
Sprott Gold Miners ETF	100.00%	34.10%
Sprott Junior Gold Miners ETF	3.56%	0.00%
Sprott Uranium Miners ETF	34.94%	0.00%
Sprott Critical Materials ETF	26.46%	5.26%
Sprott Junior Uranium Miners ETF	0.00%	0.00%
Sprott Lithium Miners ETF	16.35%	2.11%
Sprott Junior Copper Miners ETF	5.90%	0.00%
Sprott Nickel Miners ETF	65.85%	0.00%
Sprott Copper Miners ETF	21.68%	10.74%

In early 2025, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

70 | June 30, 2025

Sprott ETFs

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	June 30, 2025 (Unaudited)

Nothing to report.

71 | June 30, 2025

Sprott ETFs

Proxy Disclosures for Open-End Management Investment Companies	June 30, 2025 (Unaudited)

No matters were submitted to the shareholders of the Funds for their vote during this reporting period.

72 | June 30, 2025

Sprott ETFs

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	June 30, 2025 (Unaudited)

Included in the Financial Statements - see Statement of Operations.

73 | June 30, 2025

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2025 (Unaudited)

Board Approval of Investment Advisory and Sub-Advisory Agreements for Sprott Funds Trust (Sprott ETFs)

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Lithium Miners ETF, Sprott Copper Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, and Sprott Critical Materials ETF (each a “Fund” and, collectively, the “Funds”) met in person at a regularly scheduled meeting on June 6, 2025, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of each Fund and its shareholders for the Board to approve the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) by and between the Funds and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) and the Amended Sub-Advisory Agreement (the “Sub- Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among the Funds, SAM USA, Inc. and ALPS Advisors, Inc. (“ALPS” or the “Sub-Adviser”). SAM USA together with ALPS are collectively referred to as the “Advisers.”

In connection with the Board’s review of the Agreements, the Trustees who are not “interested persons” of the Funds within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Advisers provided the Board with, information about a variety of matters, including, without limitation, the following information:

•	nature, extent and quality of services to be provided by the Advisers, including background information on the qualifications and experience of key professionals of the Advisers’ personnel that provide services to the Funds;

•	investment performance of the Funds, including the extent to which the Funds tracked their respective benchmark indexes;

•	fees charged to and expenses of the Funds, including comparative fee and expense information for registered investment companies similar to the Funds;

•	costs of the services provided, and profits realized by the Advisers; and
•	any economies of scale.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Advisers. The Board reviewed statistical information prepared by Broadridge, an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising each Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the Peer Group). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine each Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to each Fund in all instances. The Board applied its business judgment to determine whether the arrangements by and among each Fund, SAM USA and ALPS are reasonable business arrangements from each Fund’s perspective as well as from the perspective of its respective shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board reviewed materials provided by the Adviser related to the proposed approval of the Advisory Agreement. The Board noted that the Adviser provides investment management services on a discretionary basis to its clients, which include individuals and institutions with separately managed accounts. The Board further noted that the Adviser was founded in 2005 and owned by Sprott U.S. Holdings, Inc., a wholly-owned subsidiary of Sprott, Inc., a publicly traded company. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board discussed the services that would be provided to the Fund which included portfolio management, research, compliance, and analysis and administrative. The Board discussed the Adviser’s oversight of the Sub-Adviser, which included oversight of the Sub Adviser’s adherence to each Fund’s investment strategies and restrictions, trading, and compliance monitoring. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds would be satisfactory.

ALPS Advisors, Inc.

The Board reviewed materials provided by the Sub-Adviser, which included the background information of key investment personnel responsible for the servicing the Funds, considering their education and financial industry experience. The Board discussed the responsibilities of the Sub-Adviser with respect to the Funds noting that the Sub-Adviser was responsible for monitoring and taking action on any events which would require trading in order to keep each Fund in line with its respective benchmark index and/or model portfolios. The Board further noted the Sub-Adviser reported no material compliance or litigation issues that have an adverse effect on the Sub-Adviser’s ability to provide investment management services to the Funds since the Sub-Advisory agreement was last renewed.

74 | June 30, 2025

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2025 (Unaudited)

Investment Performance

Sprott Gold Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its benchmark index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Broadridge, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Junior Gold Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Broadridge, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Uranium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Broadridge, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Junior Uranium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions,

75 | June 30, 2025

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2025 (Unaudited)

and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Broadridge, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Lithium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Broadridge, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Copper Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Broadridge, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Junior Copper Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

76 | June 30, 2025

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2025 (Unaudited)

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Broadridge, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Nickel Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Broadridge, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Critical Materials ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of the benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Broadridge, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Fees and Expenses

Sprott Gold Miners ETF

The Board noted the advisory fee for the Fund was 0.35% and is below the averages and medians of its peer group and Broadridge category. The Board further noted that the Fund’s net expense ratio of 0.50% was also slightly below the Broadridge category average and median, slightly higher than the peer group. The Board noted, with respect to the advisory fee, that the peers presented in the Broadridge report, unlike the Fund, paid unitary fees and thus a portion of the advisory fee was used to pay non-adviser, service provider expenses. The Board discussed the expertise required to manage a gold miners fund and the sophistication of the index that the Fund would track. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

77 | June 30, 2025

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2025 (Unaudited)

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Fund and concluded that the advisory fee and net expense ratio of the Fund were not unreasonable.

Sprott Junior Gold Miners ETF

The Board noted the advisory fee for the Fund was 0.35% and is below the averages and medians of its peer group and Broadridge category. The Board further noted that the Fund’s net expense ratio of 0.50% was also on par with the peer group and slightly below the Broadridge category average and median. The Board noted, with respect to the advisory fee, that the peers presented in the Broadridge report, unlike the Fund, paid unitary fees and thus a portion of the advisory fee was used to pay non-adviser, service provider expenses. The Board discussed the expertise required to manage a gold miners fund and the sophistication of the index that the Fund would track. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Fund and concluded that the advisory fee and net expense ratio of the Fund were not unreasonable.

Sprott Uranium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.75% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio were higher than of both the peer group and Broadridge category averages and medians. The Board discussed the expertise required to manage a uranium miners fund and the sophistication of the index that the Fund would track. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Junior Uranium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.80% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio were higher than of both the peer group and Broadridge category averages and medians. The Board discussed the expertise required to manage a uranium miners fund and the sophistication of the index that the Fund would track. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

78 | June 30, 2025

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2025 (Unaudited)

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Critical Materials ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio was above the peer group and Broadridge category average and median. The Board discussed the expertise required to manage an energy transition materials fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Copper Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee was on par with the peer group and Broadridge category averages and medians. The Fund’s expense ratio is above the peer group and Broadridge category averages and medians. The Board discussed the expertise required to manage a copper fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Junior Copper Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.75% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio were above the peer group and Broadridge category averages and medians. The Board discussed the expertise required to manage a copper fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the

79 | June 30, 2025

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2025 (Unaudited)

entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Nickel Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.75% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio were above the peer group and Broadridge category averages and medians. The Board discussed the expertise required to manage a nickel fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Lithium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee was above the peer group, but on par with the Broadridge category average and median. The Fund’s expense was above both the peer group and Broadridge category averages and medians. The Board discussed the expertise required to manage a lithium fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

80 | June 30, 2025

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2025 (Unaudited)

Profitability

Sprott Asset Management USA, Inc.

The Board reviewed the pro forma profitability analysis provided by the Adviser and noted that the Adviser did not earn a profit on Sprott Lithium ETF, Sprott Copper Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF and Sprott Critical Materials ETF. The Board noted that the Adviser earned a profit on Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF and Sprott Junior Uranium Miners ETF with respect to its management of the Funds. The Board discussed the Adviser’s contractual fee waiver arrangement with respect Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF (“Gold Funds”), which effectively results in the Gold Funds only being charged for their respective investment advisory fees. The Board after reviewing pro forma profitability information about the Adviser and concluded that the advisory fee paid by each Fund to the Adviser was not unreasonable.

ALPS Advisors, Inc.

The Board reviewed the profitability analysis provided by the Sub-Adviser with respect to its management of the Funds. The Board noted that the Sub-Adviser earned a modest profit from the management of the Sprott ETFs in aggregate. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale

The Board considered the existence of any economies of scale in the provisions of the services by the Advisers and whether those economies were shared with the Funds through breakpoints in its management fees or other means, such as expense caps or fee waivers. The Board also considered the extent to which each Fund benefits from such economies of scale and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. The Board concluded that the current fee structure for each Fund was reasonable and that no changes were necessary.

Conclusion

Having requested and received such information from the Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, the Board concluded that renewal of the Advisory Agreement and Sub-Advisory Agreement were in the best interests of each Fund and its shareholders.

Board Approval of Investment Advisory and Sub-Advisory Agreements for the Sprott Active Gold & Silver Miners ETF

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series Sprott Active Gold & Silver Miners ETF (the “Fund”) met at a special meeting held virtually via videoconference on February 11, 2025, for purposes of, considering whether it would be in the best interests of the Fund and its shareholders for the Board to approve the Amended and Restated Investment Advisory Agreement between the Trust on behalf of the Fund and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) (the “Advisory Agreement”), and the Amended Sub-Advisory Agreement between SAM USA and ALPS Advisors, Inc. (“ALPS” or the “Sub-Adviser”) (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”). SAM USA together with ALPS are collectively referred to as the “Advisers.”

In connection with the Board’s review of the Agreements, the Trustees who are not “interested persons” of the Fund within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Advisers provided the Board with, information about a variety of matters, including, without limitation, the following information:

•	Nature, extent and quality of services to be provided by the Advisers, including background information on the qualifications and experience of key professionals of the Advisers’ personnel that provide services to the Fund;
•	Fees charged to and expenses of the Fund, including comparative fee and expense information for registered investment companies similar to the Fund provided by a third-party data provider;
•	Costs of the services provided, and expected profits to be realized by each Adviser, if any; and
•	Economies of scale.

At the meeting, the Board, including the Independent Trustees determined that the approvals of the Agreements were in the best interests of the Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees

81 | June 30, 2025

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2025 (Unaudited)

received materials in advance of the Board meeting from the Advisers. The Board applied its business judgment to determine whether the arrangements by and among the Fund, SAM USA and ALPS are reasonable business arrangements from the Fund’s perspective as well as from the perspective of its respective shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board noted that the Adviser provides investment management services on a discretionary basis to its clients, which include registered investment companies, private funds, individuals and institutions with separately managed accounts. The Board further noted that the Adviser is a wholly-owned subsidiary of Sprott, Inc., a publicly traded company. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board discussed the responsibilities of the Adviser with respect to the Fund, including making investment decisions for the Fund, compliance, analysis and certain administrative services. The Board reviewed the Adviser’s research capabilities and the quality of its compliance infrastructure. The Board discussed the Adviser’s oversight of the Sub-Adviser, which included oversight of the Sub Adviser’s adherence to each Fund’s investment strategies and restrictions, trading, and compliance monitoring. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund would be satisfactory.

ALPS Advisors, Inc.

The Board reviewed materials provided by the Sub-Adviser, which included a description of any material changes to its business operations since the Board last reviewed the Sub-Advisory Agreement. The Board reviewed the background information of key investment personnel responsible for servicing the Fund, considering their education and financial industry experience. The Board discussed the responsibilities of the Sub-Adviser with respect to the Fund noting that the Sub-Adviser was responsible for implementing trades for the Fund provided by the Adviser. The Board further noted the Sub-Adviser reported no material compliance or litigation issues since the sub-advisory agreement was last renewed.

The Board concluded that the Sub-Adviser is expected to provide a high level of quality service to the Fund and its shareholders.

Investment Performance

Sprott Asset Management USA, Inc. and ALPS Advisors, Inc.

The Board noted that the Fund is a new investment company with no performance history.

Fees and Expenses

Sprott Asset Management USA, Inc.

The Board noted that the advisory fee for the Fund will be 0.89% of the average daily net assets of the Fund. The Board further noted that the fee is a unitary fee, and as such, the expense ratio for the Fund is also 0.89% and the Adviser agrees to pay the operating costs of the Fund with certain limited exceptions. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to actively manage the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers, including the Sub-Adviser and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. The Board considered the fee and expense comparison information provided by the Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

ALPS Advisors, Inc.

The Board considered the fee and expense comparison information provided by the Sub-Adviser and the services to be provided to the Fund. The Board considered the fact that the Sub-Advisory fee to be paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds. The Board concluded that the sub-advisory fee to be paid to the Sub- Adviser by the Adviser is reasonable for the services to be provided by the Sub-Adviser. The Board noted the high quality of trading advisory services currently provided by the Sub-Adviser to certain other funds advised by the Adviser.

82 | June 30, 2025

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2025 (Unaudited)

Profitability

Sprott Asset Management USA, Inc.

The Board reviewed the pro forma profitability analysis provided by the Adviser and noted that the Adviser is not expected to earn a profit on the Fund in the first year of the Fund’s operations, given its expected asset size after it is launched. The Board after reviewing pro forma profitability information about the Adviser concluded that the advisory fee paid by the Fund to the Adviser was not unreasonable.

ALPS Advisors, Inc.

The Board reviewed the profitability analysis provided by the Sub-Adviser with respect to its management of the Fund. The Board noted that the Sub-Adviser is expected to earn a modest profit from the management of the Fund. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale

Sprott Asset Management USA, Inc. and ALPS Advisors, Inc.

The Board considered the existence of any economies of scale in the provisions of the services by the Advisers and whether those economies would be shared with the Fund through breakpoints in its management fees or other means, such as expense caps or fee waivers. The Board also considered the extent to which the Fund would benefit from such economies of scale and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s anticipated asset level and whether the proposed fee schedule was appropriate. The Board concluded that the fee structure without breakpoints proposed for the Fund was reasonable.

Conclusion

Having requested and received such information from the Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, the Board concluded that the approval of the Agreements was in the best interests of the Fund and its shareholders.

83 | June 30, 2025

This material must be preceded or accompanied by the Prospectus.

www.sprott.com

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott ETFs.

06252080 06/25_SAM_C_SETFs

SPROTT GOLD EQUITY FUND

Financial Statements and Other Important Information

For the Six-Month Period Ended June 30, 2025

(Form N-CSR Items 7-11)

SPROTT GOLD EQUITY FUND

ITEM 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

SPROTT GOLD EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 81.0%
Gold Related Securities — 70.7%(a)
Australia — 8.1%
Emerald Resources NL(b)	6,573,700	$16,959,809
Evolution Mining, Ltd.	3,729,021	19,118,654
Genesis Minerals, Ltd.(b)	4,091,100	11,578,001
Ora Banda Mining, Ltd.(b)	7,968,374	4,011,956
Ramelius Resources, Ltd.	6,529,200	10,828,929
Spartan Resources, Ltd.(b)	16,639,849	21,738,767
Westgold Resources, Ltd.	5,673,100	10,715,868
		94,951,984
Canada — 57.3%
Agnico Eagle Mines, Ltd.	538,350	64,139,456
Alamos Gold, Inc. - Class A	1,393,400	37,008,704
Discovery Silver Corp.(b)	6,012,700	13,157,956
Dundee Precious Metals, Inc.	2,003,600	32,192,963
Eldorado Gold Corp.(b)	1,763,300	35,865,522
Equinox Gold Corp.(b)	4,286,645	24,742,449
Franco-Nevada Corp.	66,700	10,933,464
G Mining Ventures Corp.(b)	2,360,800	30,824,325
i-80 Gold Corp.(b)(c)(d)	39,946,637	24,641,215
IAMGOLD Corp.(b)	4,941,600	36,320,760
International Tower Hill Mines, Ltd.(b)(d)(e)	19,627,315	16,863,564
Jaguar Mining, Inc.(b)	3,073,758	7,674,520
Kinross Gold Corp.	1,717,400	26,842,962
Lundin Gold, Inc.	757,400	39,990,497
OceanaGold Corp.	3,550,000	50,105,379
OR Royalties, Inc.	1,837,060	47,216,523
Pan American Silver Corp.(c)	1,079,745	30,664,758
Sandstorm Gold, Ltd.	2,400,000	22,560,000
Southern Cross Gold Consolidated, Ltd.(b)	1,372,549	6,486,006
Torex Gold Resources, Inc.(b)	1,189,000	38,784,931
Wesdome Gold Mines, Ltd.(b)	2,839,500	39,555,950
Wheaton Precious Metals Corp.(c)	406,800	36,530,640
		673,102,544
United Kingdom — 2.2%
Anglogold Ashanti PLC(c)	579,600	26,412,372

United States — 3.1%
Electrum, Ltd.(b)(f) (Originally Acquired 12/21/07, Cost $13,065,361)	2,127,287	—
Perpetua Resources Corp.(b)	1,836,150	22,290,861
SSR Mining, Inc.(b)(c)	1,065,700	13,577,018
		35,867,879
Total Gold Related Securities		830,334,779

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Other Precious Metals Related Securities — 9.6%
Canada — 4.9%
Aya Gold & Silver, Inc.(b)	2,527,800	$22,739,526
GoGold Resources, Inc.(b)	8,563,000	12,576,464
Vizsla Royalties Corp.(b)(e)	286,457	490,138
Vizsla Silver Corp.(b)(e)	7,563,950	22,329,414
		58,135,542
United States — 4.7%
Coeur Mining, Inc.(b)	5,778,764	51,199,849
Sunshine Silver Mining and Refining(b)(f) (Originally Acquired 03/15/11, Cost $4,525,333)	243,691	3,655,365
		54,855,214
Total Other Precious Metals Related Securities		112,990,756

Other Securities— 0.7%
United States — 0.7%
Blue Spark Energy Systems, Inc.(b)(f) (Originally Acquired 05/31/24, Cost $745)	74,532	745
Gold Bullion International LLC(b)(d)(f) (Originally Acquired 05/12/10, Cost $5,000,000)	5,000,000	7,150,000
I-Pulse, Inc.(b)(f) (Originally Acquired 10/09/07, Cost $125,352)	74,532	756,500
Total Other Securities		7,907,245

TOTAL COMMON STOCKS
(Cost $633,124,730)		951,232,780

	Shares
GOLD BULLION — 15.1%
United States — 15.1%
Gold Bullion(b)	53,591	177,019,435

TOTAL GOLD BULLION
(Cost $21,629,429)		177,019,435

	Shares
PRIVATE FUND — 2.0%
Tocqueville Bullion Reserve LP(b)(d)	7,619	23,025,735

TOTAL PRIVATE FUND
(Cost $13,795,735)		23,025,735

	Par
CONVERTIBLE BONDS — 0.4%
Gold Related Securities— 0.4%
Canada — 0.4%
I-80 Gold Corp., 8.00%, 02/22/2027(d)(e)(f) (Originally Acquired 2/17/2023, Cost $5,437,525)	$5,437,525	5,153,773

TOTAL CONVERTIBLE BONDS
(Cost $5,437,525)		5,153,773

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited) (Continued)

	Contracts	Value
WARRANTS — 0.2%
Gold Related Securities — 0.2%
Canada — 0.2%
Falco Resources, Ltd., Expires 07/31/2025, Exercise Price $0.55(b)(e)	3,750,000	$—
i-80 Gold Corp., Expires 11/16/2027, Exercise Price $0.70(b)(d)	11,300,000	2,034,000
Osisko Development Corp., Expires 03/02/2027, Exercise Price $14.75(b)	499,999	35,799

United States — 0.0%(g)
Contango ORE, Inc., Expires 05/09/2026, Exercise Price $30.00(b)(e)	100,000	62,730

Total Gold Related Securities		2,132,529

TOTAL WARRANTS
(Cost $860,154)		2,132,529

	Units
SHORT-TERM INVESTMENTS — 4.8%
Investments Purchased with Proceeds from Securities Lending — 3.5%
United States — 3.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(h)	41,253,227	41,253,227

	Shares
Money Market Funds — 1.3%
Invesco Treasury Portfolio - Class Institutional, 4.22%(h)	15,672,708	15,672,708

TOTAL SHORT-TERM INVESTMENTS
(Cost $56,925,935)		56,925,935

TOTAL INVESTMENTS — 103.5%
(Cost $731,773,508)		$1,215,490,187
Liabilities in Excess of Other Assets — (3.5)%		(40,560,509)

TOTAL NET ASSETS — 100.0%		$1,174,929,678

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan as of June 30, 2025. The total market value of these securities was $40,376,948 which represented 3.4% of net assets. The loaned securities were secured with cash collateral of $41,253,227. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices. See Note 14.

(d)	Affiliated security as defined by the Investment Company Act of 1940.

(e)	Denotes a security that is either fully or partially restricted for sale. The total market value of these securities was $27,448,043 which represented 2.3% of net assets as of June 30, 2025.

(f)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $16,716,383 or 1.4% of net assets as of June 30, 2025.

(g)	Represents less than 0.05% of net assets.

(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS:
Investments, at value
Unaffiliated issuers (cost $630,023,487)	$1,136,621,900
Affiliated issuers (cost $101,750,021)	78,868,287
Receivable for investments sold	3,047,533
Receivable for Fund shares sold	277,205
Securities lending income receivable	12,024
Dividends, interest and other receivables	198,717
Other assets	91,362
Total assets	1,219,117,028

LIABILITIES:
Payable for Fund shares redeemed	1,097,210
Payable to Adviser (see Note 5)	836,402
Payable for collateral upon return of securities loaned (see Note 13 )	41,253,227
Payable to Administrator	171,448
Accrued distribution fee	401,993
Payable to custodian	54,350
Due to broker	27,895
Accrued interest expense (Note 10)	13,058
Accrued expenses and other liabilities	331,767
Total liabilities	44,187,350
NET ASSETS	$1,174,929,678

Net Assets Consist of:
Paid-in capital	$858,236,481
Total distributable earnings	316,693,197
Net assets	$1,174,929,678

Investor Class
Net assets	$774,471,424
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	10,301,859
Net asset value, offering and redemption price per share	$75.18

Institutional Class
Net assets	$400,458,254
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	5,254,664
Net asset value, offering and redemption price per share	$76.21

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

STATEMENT OF OPERATIONS

June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends(1)
Unaffiliated issuers	$3,380,329
Affiliated issuers	266,180
Interest
Unaffiliated issuers	266,512
Affiliated issuers	263,489
Income from securities lending (See Note 13)	79,849
Total investment income	4,256,359

EXPENSES:
Investment Adviser’s fee (See Note 5)	4,506,190
Distribution (12b-1) fees - Investor Class Only (See Note 5)	859,311
Administration fees (See Note 5)	716,096
Transfer agent and shareholder services fees - Investor Class	109,973
Legal fees	103,744
Fund accounting fees	97,449
Custody Fees	86,157
Miscellaneous expense	53,985
Trustee fees and expenses (See Note 15)	36,699
Printing and mailing expense	36,305
Blue Sky fees	31,305
Audit fees	25,673
Interest expense (Note 10)	16,422
Insurance expense	4,536
Transfer agent and shareholder services fees - Institutional Class	3,258
Registration fees	905
Other expenses	87,856
Net expenses	6,775,864
Net investment income/(loss)	(2,519,505)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/(loss) from:
Investments
Unaffiliated Issuers	107,989,607
Affiliated Issuers	(15,531,317)
92,458,290
Net change in unrealized appreciation/(depreciation) on:
Investments
Unaffiliated Issuers	284,821,102
Affiliated Issuers	9,589,984
Foreign currency translation	(7,645)
294,403,441
Net unrealized and realized gain/(loss) on investments and foreign currency	386,861,731
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$384,342,226

(1)	Net of foreign taxes withheld of $519,000.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2025

	For the
	Period Ended
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
OPERATIONS:
Net investment income/(loss)	$(2,519,505)	$(2,952,685)
Net realized gain/(loss) on sale of investments and foreign currency	92,458,290	19,695,543
Net change in unrealized appreciation/(depreciation)	294,403,441	143,864,085
Net increase/(decrease) in net assets resulting from operations	384,342,226	160,606,943

FUND SHARE TRANSACTIONS:
Shares sold - Investor Class	43,859,957	54,128,855
Shares sold - Institutional Class	23,217,499	45,777,546
Shares redeemed - Investor Class(1)	(85,471,217)	(132,808,562)
Shares redeemed - Institutional Class(2)	(53,207,135)	(55,069,882)
Net increase/(decrease)	(71,600,896)	(87,972,043)
Net increase (decrease) in net assets	312,741,330	72,634,900

NET ASSETS:
Beginning of period	862,188,348	789,553,448
End of period	$1,174,929,678	$862,188,348

(1)	Net of Redemption Fees of $50,579 and $48,782, respectively.

(2)	Net of Redemption Fees of $24,189 and $26,538, respectively.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

FINANCIAL HIGHLIGHTS

INVESTOR CLASS

(For a share outstanding throughout the period)

								Period
	For the							November 1,
	Period Ended							2020 to		Year Ended
	June 30, 2025		Year Ended December 31,					December 31,		October 31,
	(Unaudited)		2024	2023	2022	2021		2020(a)		2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$51.50		$42.71	$41.91	$48.34	$54.81		$53.75		$38.74

OPERATIONS:
Net investment income/(loss)(b)	(0.19)		(0.21)	(0.23)	(0.20)	(0.09)		(0.05)		(0.42)
Net realized and unrealized gain/(loss)	23.87		9.00	1.03	(6.18)	(6.38)		1.11		15.43
Total from investment operations*	23.68		8.79	0.80	(6.38)	(6.47)		1.06		15.01

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income	—		—	—	(0.05)	—		—		—
Distributions from net realized gain	—		—	—	—	—		—		—
Total distributions	—		—	—	(0.05)	—		—		—
Change in net asset value for the period	23.68		8.79	0.80	(6.43)	(6.47)		1.06		15.01
Net asset value, end of period	$75.18		$51.50	$42.71	$41.91	$48.34		$54.81		$53.75
*Includes redemption fees per share of	0.00	(c)	0.00 (c)	0.00 (c)	0.01	0.01		0.00	(c)	0.01
Total return	45.98	%(e)	20.58%	1.91%	(13.21)%	(11.80	)%(d)	2.04	%(e)	38.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)	$774,471		$564,317	$536,956	$598,641	$748,684		$964,071		$965,963
Ratio to average net assets:
Expense	1.39	%(f)	1.46%	1.49%	1.44%	1.40%		1.37	%(f)	1.39%
Net investment income/(loss)	(0.58	)%(f)	(0.44)%	(0.55)%	(0.45)%	(0.18)%		(0.57	)%(f)	(0.93)%
Portfolio turnover rate	22	%(e)	26%	12%	24%	15%		1	%(e)	34%

(a)	With the approval of the Board effective October 31, 2020, the Fund’s fiscal year end was changed from October 31 to December 31.

(b)	Net investment income/(loss) per share is calculated using the average shares outstanding method.

(c)	Represents less than $0.01.

(d)	Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(e)	Not annualized.

(f)	Annualized.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

FINANCIAL HIGHLIGHTS

INSTITUTIONAL CLASS

(For a share outstanding throughout the period)

								For the Period
	For the							November 1,
	Period Ended							2020 to		Year Ended
	June 30, 2025		Year Ended December 31,					December 31,		October 31,
	(Unaudited)		2024	2023	2022	2021		2020(a)		2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$52.14		$43.12	$42.18	$48.71	$55.08		$53.98		$38.81

OPERATIONS:
Net investment income/(loss)(b)	(0.10)		(0.07)	(0.11)	(0.06)	0.06		(0.03)		(0.30)
Net realized and unrealized gain/(loss)	24.17		9.09	1.05	(6.25)	(6.43)		1.13		15.47
Total from investment operations*	24.07		9.02	0.94	(6.31)	(6.37)		1.10		15.17

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income	—		—	—	(0.22)	—		—		—
Distributions from net realized gain	—		—	—	—	—		—		—
Total distributions	—		—	—	(0.22)	—		—		—
Change in net asset value for the period	24.07		9.02	0.94	(6.53)	(6.37)		1.10		15.17
Net asset value, end of period	$76.21		$52.14	$43.12	$42.18	$48.71		$55.08		$53.98
*Includes redemption fees per share of	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00	(c)	0.02
Total return	46.16	%(e)	20.92%	2.23%	(12.97)%	(11.57	)%(d)	1.97	%(e)	39.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)	$400,458		$297,871	$252,598	$239,068	$271,212		$262,378		$248,686
Ratio to average net assets:
Expense	1.11	%(f)	1.17%	1.20%	1.15%	1.11%		1.09	%(f)	1.11%
Net investment income/(loss)	(0.30	)%(f)	(0.15)%	(0.27)%	(0.15)%	0.13%		(0.29	)%(f)	(0.63)%
Portfolio turnover rate	22	%(e)	26%	12%	24%	15%		1	%(e)	34%

(a)	With the approval of the Board effective October 31, 2020, the Fund’s fiscal year end was changed from October 31 to December 31.

(b)	Net investment income (loss) per share is calculated using the average shares outstanding method.

(c)	Represents less than $0.01.

(d)	Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(e)	Not annualized.

(f)	Annualized.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of June 30, 2025, the Trust consisted of twelve separate portfolios that each represent a separate series of the Trust. This report pertains to the Sprott Gold Equity Fund (the “Fund”). The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Investor Class and Institutional Class. The two classes represent interests in the same portfolio of investments. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. On July 1, 2023, Sprott Asset Management USA, Inc. commenced acting as investment adviser (the “Adviser”) to the Fund and continues to serve in such capacity for the Fund. Prior to July 1, 2023, Sprott Asset Management LP and Sprott Asset Management USA, Inc. served as the investment adviser and sub-adviser, respectively, to the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Portfolio Valuation and Methodologies. The Fund’s net asset value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the mean of the closing bid and ask price. If no current day price quotation is available, the previous business day’s closing sale price is used. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

The Fund’s investments are generally valued at market value. In the absence of market value, if events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of the Fund’s investment, in the event that it is determined that valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued in accordance with the Adviser’s policies and procedures (“Fair Value Policies and Procedures”) reflecting fair value (“Fair Valued Investments”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) has approved the designation of the Adviser of the Fund as the valuation designee for the Fund. The Adviser has formed a committee (the “Valuation Committee”) that has developed pricing policies and procedures and to oversee the pricing function for all financial instruments.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited) (Continued)

The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

(b)	Fair Value Hierarchy. The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end funds and real estate investment trusts, which are traded on an exchange, the security is valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. When the market is considered active for such security, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Gold bullion is valued using the latest available price on the valuation day and is classified as Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith pursuant to the Fair Value Policies and Procedures. These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.

Investments classified within Level 3 have significant unobservable inputs used by the Adviser in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies and convertible bonds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited) (Continued)

For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used to value the Fund’s investments at June 30, 2025.

Sprott Gold Equity Fund(a)

	Investments
	Measured
Investments in	at Net Asset
Securities at Value	Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$—	$830,334,779	$—	$—	$830,334,779
Other Precious Metals Related	—	109,335,391	—	3,655,365	112,990,756
Other	—	—	—	7,907,245	7,907,245
Total Common Stocks	—	939,670,170	—	11,562,610	951,232,780
Gold Bullion	—	177,019,435	—	—	177,019,435
Private Fund(b)(c)	23,025,735	—	—	—	23,025,735
Convertible Bond	—	—	—	5,153,773	5,153,773
Warrants	—	2,034,000	98,529	—	2,132,529
Money Market Fund	—	15,672,708	—	—	15,672,708
Investments Purchased with Proceeds from Security Lending(b)	41,253,227	—	—	—	41,253,227
Total Assets	$64,278,962	$1,134,396,313	$98,529	$16,716,383	$1,215,490,187

(a)	For a detailed sector breakdown, please see the accompanying Schedule of Investments.

(b)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.

(c)	As of June 30, 2025, the Fund invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Fund is not subject to any redemption fees going forward.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited) (Continued)

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

Sprott Gold Equity Fund
Balance as of December 31, 2024	$16,520,639
Purchases	212,285
Sales	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(16,541)
Transfer in/(out) of Level 3(a)	—
Balance as of June 30, 2025	$16,716,383

(a)	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

As of June 30, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(16,541).

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of June 30, 2025. The Adviser monitors fair valued positions for factors that could lead to a change in valuation of the securities, such as new financing, corporate actions, recent non-arm’s length transactions and interest rates.

						Impact to
						Valuation from
		Fair Value at	Valuation	Unobservable		an Increase
Type	Industry	6/30/2025	Techniques	Inputs	Range	in Input
Common Stock	Gold Related	$—	Asset Approach	Estimated recoverable proceeds	$0.00	Increase
Common Stock	Other Precious Metals Related	$3,655,365	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing prices	$15.00	Increase
Common Stock	Other	$7,907,245	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing prices	$0.01 - $10.15	Increase
Convertible Bond	Gold Related	$5,153,773	Discounted Cash Flow Method	Discount Rate	11.96%	Decrease
			Black-Scholes Model	Volatility	40%	Increase

(c)	Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited) (Continued)

(d)	Dividends and Distributions to Shareholders. Dividends from net investment income for the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

(e)	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3. RISKS

Gold Risk. Gold is subject to the special risks associated with investing in gold and other precious metals, including: (1) the price of gold or other precious metals may be subject to wide fluctuation; (2) the market for gold or other precious metals is relatively limited; (3) the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and (4) the market for gold and other precious metals is unregulated.

Gold Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Commodity Risk. The Fund may invest in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Credit (or default) Risk. The issuer of a debt security may be unable to make timely payments of principal or interest or may default on the debt. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Currency Risk. Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited) (Continued)

Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

Expropriation Risk. Foreign governments may expropriate the Fund’s investments either directly by restricting the Fund’s ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund’s investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

Foreign Securities Risk. The value of foreign currencies may decline relative to the U.S. dollar. A foreign government may expropriate the Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets. The laws and regulations of foreign countries may provide investors with less protection or may be less favorable to investors than the U.S. legal system. For example, there may be less publicly available information about a foreign company than there would be about a U.S. company. The auditing and reporting requirements that apply to foreign companies may be less stringent than U.S. requirements. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Inflation Risk. Inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating rate debt securities.

Information Risk. Key information about an issuer, security or market may be inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of fund assets and could impair the Fund’s ability to maintain a stable net asset value.

Liquidity Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited) (Continued)

Manager Risk. The Fund’s portfolio managers may use an investment strategy that does not achieve the Fund’s objective or may fail to execute the Fund’s investment strategy effectively. In addition, a portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in many cases severe negative impacts, on markets worldwide.

Non-Diversification Risk. A non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Political Risk. Political or social instability or revolution in certain countries in which the Fund invests, in particular, emerging market countries, may result in the loss of some or all of the Fund’s investment in these countries.

Restricted Securities Risk. The Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Tax Risk. The Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”) if it derives more than 10% its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to the Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited) (Continued)

Valuation Risk. The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid, or which may become illiquid.

Value Stock Risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

4. TAXES

(a)	Federal Tax and Tax Basis Information.

There were no distributions paid during the year ended December 31, 2024.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2024, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences:

	Distributable	Paid in
	Earnings	Capital
Sprott Gold Equity Fund	$2,745,087	$(2,745,087)

The permanent differences primarily relate to net operating losses.

As of December 31, 2024, the components of accumulated losses for income tax purposes were as follows:

Tax cost of investments	$693,326,936
Unrealized appreciation	316,873,973
Unrealized depreciation	(137,648,805)
Net unrealized appreciation/(depreciation)	179,225,168
Undistributed operating income	—
Undistributed long-term gains	—
Distributable earnings	—
Other accumulated gain/(loss)	(246,874,197)
Total accumulated gain/(loss)	$(67,649,029)

For the fiscal year ended December 31, 2024 the Sprott Gold Equity Fund had late year losses of $26,403.

At December 31, 2024 the Fund had tax basis capital losses which may be carried forward to offset future capital gains as shown below:

	Capital Losses Expiring	Capital Losses Expiring
	Indefinite Short-Term	Indefinite Long-Term
Sprott Gold Equity Fund	$(51,266,931)	$(195,580,733)

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited) (Continued)

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Adviser served as the Fund’s investment adviser through the date of this report pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser received fees from the Fund, calculated daily and payable monthly, at an annual fee rate of 1.00% on the first $500 million of the average daily net assets of the Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.65% of the average daily net assets in excess of $1 billion. For the period ended June 30, 2025, the advisory fees incurred by the Fund are disclosed in the Statement of Operations.

The Adviser also served as the Fund’s administrator through the date of this report pursuant to an Administrative Services Agreement with the Trust on behalf of the Fund. Pursuant to an Administrative Services Agreement, the Fund pays the Adviser a fee computed daily and paid monthly at an annual rate of 0.15% on the first $400 million of the average daily net assets of the Fund; 0.13% on the next $600 million of the average daily net assets of the Fund; and 0.12% on all the average daily net assets of the Fund over $1 billion. For the period ended June 30, 2025, the administration fees and compliance fees incurred by the Fund are disclosed in the Statement of Operations.

The Adviser has entered into a sub-administration servicing agreement with U.S. Bank Global Fund Services (the “Sub-Administrator”), under which the Adviser pays the Sub-Administrator a fee based on the assets of the Fund. The fee payable to the Sub-Administrator by the Adviser is calculated daily and payable monthly, at an annual rate of: (i) 0.05% on the first $400 million of the average daily net assets; (ii) 0.03% on the next $600 million of the average daily net assets; and (iii) 0.02% of the average daily net assets in excess of $1 billion, subject to a minimum annual fee for the Fund of $60,000. For the period ended June 30, 2025, the Adviser has incurred fees of $202,167 for services provided by the Sub-Administrator under a sub-administration servicing agreement for the Fund.

Sprott Global Resource Investments Ltd. (the “Distributor”), an affiliate of the Adviser, acts as distributor for shares of the Fund. The Investor Class adopted a distribution and services plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the plan, the Investor Class pays to the Distributor distribution and service fees of 0.25% per annum of its average daily net assets.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Fund were as follows:

	For the Period Ended	For the Year Ended
Sprott Gold Equity Fund (Investor Class)	June 30, 2025	December 31, 2024
Shares sold	657,468	1,091,422
Shares redeemed	(1,312,909)	(2,705,139)
Net increase/(decrease)	(655,441)	(1,613,717)

	For the Period Ended	For the Year Ended
Sprott Gold Equity Fund (Institutional Class)	June 30, 2025	December 31, 2024
Shares sold	353,477	950,974
Shares redeemed	(812,165)	(1,096,065)
Net increase/(decrease)	(458,688)	(145,091)

7. FUND SHARE TRANSACTIONS

The Fund currently offers two classes of shares of beneficial interest. A redemption fee of 2.00% is imposed on redemptions of shares held 90 days or less for the Fund. This fee is retained by the Fund and is credited to paid in capital. For a more detailed description of when the redemption fee does not apply, please see the Fund’s Prospectus.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited) (Continued)

8. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term instruments) for the period ended June 30, 2025 are summarized below.

Sprott Gold Equity Fund
Purchases	$224,555,087
Sales	$316,838,515

9. TRANSACTIONS WITH AFFILIATES*

The following issuers are Portfolio affiliates of the Fund; that is, the Fund controlled the company or held 5% or more of the outstanding voting securities during the period from January 1, 2025 through June 30, 2025. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	January 1, 2025		Additions		Reductions						June 30, 2025
										$ Change
										in Gross
	Share/		Share/		Share/				$ Realized	Unrealized		Share/
	Principal		Principal		Principal	$ Sale	$ Interest	$ Dividend	Gain/	Appreciation/		Principal
Issuer Name	Balance	$ Value	Balance	$ Value	Balance	Proceeds	Income	Income	(Loss)	(Depreciation)	$ Value	Balance
Sprott Gold Equity Fund
Common Stock - Gold Related Securities
Falco Resources Ltd.(a)(e)	16,722,300	3,431,826	—	—	(16,722,300)	(2,213,211)	—	—	(7,476,919)	6,258,304	—	—
International Tower Hill Mines Ltd.(a)	3,582,120	1,631,297	—	—	(3,582,120)	(2,331,088)	—	—	(10,355,429)	11,055,220	—	—
International Tower Hill Mines Ltd.(a)(b)	19,627,315	9,011,811	—	—	—	—	—	—	—	7,851,753	16,863,564	19,627,315
Jaguar Mining, Inc.(a)(e)	5,626,358	8,924,203	—	—	(2,552,600)	(4,970,454)	—	—	3,351,268	369,503	7,674,520	3,073,758
Common Stock - Other Securities
Gold Bullion International(a)	5,000,000	7,150,000	—	—	—	—	—	266,180	—	—	7,150,000	5,000,000
Private Funds
Tocqueville Bullion Reserve LP - Class G(a)(c)	7,619	18,376,692	—	—	—	—	—	—	—	4,649,043	23,025,735	7,619
Warrants - Gold Related Securities
Falco Resources Ltd.(a)(b)(e)	3,750,000	2,870	—	—	—	—	—	—	—	(2,870)	—	3,750,000
I-80 Gold Corp.(a)	—	—	11,300,000	860,154	—	—	—	—	—	1,173,846	2,034,000	11,300,000
		$48,528,699		$860,154		$(9,514,753)	—	$266,180	$(14,481,080)	$31,354,799	$56,747,819
Securities that Became Affiliated During the Period
Common Stock - Gold Related Securities
I-80 Gold Corp.(a)(d)	16,340,264	7,843,600	28,029,325	14,310,751	(4,422,952)	(3,653,929)	—	—	(1,050,237)	7,191,030	24,641,215	39,946,637
Convertible Bond
I-80 Gold Corp.(b)	5,225,240	4,958,029	212,285	212,285	—	—	263,489	—	—	(16,541)	5,153,773	5,437,525
		$12,801,629		$14,523,036		$(3,653,929)	$263,489	$—	$(1,050,237)	$7,174,489	$29,794,988
		$61,330,328		$15,383,190		$(13,168,682)	$263,489	$266,180	$(15,531,317)	$38,529,288	$86,542,807
Securities that became affiliated during the period										$(23,214,556)
Securities no longer affiliated at June 30, 2025										$(5,724,748)	$7,674,520
Securities affiliated at June 30, 2025										$9,589,984	$78,868,287

*	All affiliates listed are neither majority-owned subsidiaries or other controlled companies.

(a)	Non-income producing security.

(b)	Denotes a security that is either fully or partially restricted for sale.

(c)	Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway, Senior Portfolio Manager, is an independent Director of the TBR Cayman entities and is a TBR limited partner.

(d)	All or a portion of this security is on loan as of June 30, 2025.

(e)	Security is no longer an affiliated company at June 30, 2025.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited) (Continued)

10. LINE OF CREDIT

The Fund has a $20,000,000 line of credit (the “Line”), which is uncommitted, with U.S. Bank N.A. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Line is secured by the Fund’s assets. The Line has a one-year term. The interest rate as of June 30, 2025 was 7.00%.

During the period ended June 30, 2025, the Fund’s maximum borrowing was $9,117,000 and average borrowing was $461,155. This borrowing resulted in interest expenses of $16,422. As of June 30, 2025, the Fund did not have any Line balances outstanding.

11. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov).

12. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Once filed, the Fund’s Part F on Form N-PORT is available without charge on the SEC’s website (http://www.sec.gov) and is available upon request by calling 1.888.622.1813. You may also obtain copies of Form N-PORT, Part F by sending your request electronically to publicinfo@sec.gov. Quarterly portfolio holdings are also available on the website for Sprott Gold Equity Fund, https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

13. SECURITIES LENDING

The Fund may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short term securities. The Fund may return a portion of the interest earned to a third party that is unaffiliated with the Fund and acting as a “placing broker.” When the Fund engages in securities lending, the Fund will retain a portion of the securities lending income and remit the remaining portion to the securities lending agent as compensation for its services. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. The securities lending agent bears all operational costs directly related to securities lending. The Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Fund’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. U.S. Bank N.A., the custodian, acts as the securities lending agent for the Fund. The value of the securities on loan and the cash collateral at June 30, 2025 are shown on the Statement of Assets and Liabilities. Shares of the

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited) (Continued)

Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The following table is a summary of the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2025:

	Value of Securities	Value of Cash
Fund	on Loan	Collateral Received
Sprott Gold Equity Fund	$40,376,948	$41,253,227

Securities loaned are not subject to any master netting agreements.

14. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies.

As of June 30, 2025, the Fund invested in the following restricted securities:

	Initial			Fair Value
	Acquisition			as a % of
Restricted Security	Date	Cost	Fair Value	Net Assets
Contango ORE, Inc., Expires 05/09/2026, Exercise Price $30.00	5/9/2023	$—	$62,730	0.0%
Falco Resources, Ltd., Expires 07/31/2025, Exercise Price $0.55	9/7/2021	—	—	0.0%
International Tower Hill Mines, Ltd.	11/10/2010	36,259,078	16,863,564	1.5%
I-80 Gold Corp., 8.00%, 02/22/2027	2/17/2023	5,437,525	5,153,773	0.4%
Vizsla Royalties Corp.	11/8/2024	369,144	294,082	0.0%
Vizsla Silver Corp.	11/8/2024	2,418,923	5,073,894	0.4%
		$44,484,670	$27,448,043	2.3%

15. TRUSTEES OF THE TRUST

The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”), and one of whom is an interested person. During the period covered by this report, each Independent Trustee was paid an annual retainer of $65,000 for his or her services as a Board member to the Trust and another trust in the fund complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. Effective July 1, 2025 the annual retainer for each Independent Trustee will increase to $105,000.

16. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between June 30, 2025 and the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

SPROTT GOLD EQUITY FUND

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	June 30, 2025

Not applicable for this reporting period.

SPROTT GOLD EQUITY FUND

Item 9 – Proxy Disclosures for Open-End Management Investment Companies	June 30, 2025

No matters were submitted to the shareholders of the Fund for their vote during this reporting period.

SPROTT GOLD EQUITY FUND

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	June 30, 2025

 Included under Item 7 in the Statement of Operations.

SPROTT GOLD EQUITY FUND

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2025

Board Approval of Investment Advisory Agreement for the Sprott Gold Equity Fund

The Board on behalf of the Fund met in person at a regularly scheduled meeting on June 6, 2025, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of the Fund and its shareholders for the Board to renew the Advisory Agreement.

In connection with the Board’s review of the Advisory Agreement, the Independent Trustees requested, and the Adviser provided the Board with, information about a variety of matters, including, without limitation, the following information:

●	Nature, extent and quality of services to be provided by the Adviser, including background information on the qualifications and experience of key professionals of the Adviser who provide services to the Fund;

●	Investment performance of the Fund, including comparative performance information for registered investment companies similar to the Fund;

●	Fees charged to and expenses of the Fund, including comparative fee and expense information for registered investment companies similar to the Fund;

●	Costs of the services provided, and profits realized by the Adviser; and

●	Economies of scale.

At the meeting, the Board, including the Independent Trustees, determined that the approval of the Advisory Agreement was in the best interests of the Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Advisory Agreement, the Independent Trustees received materials in advance of the Board meeting from the Adviser. The Board applied its business judgment to determine whether the arrangements by and between the Fund and the Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of its shareholders.

Nature, Extent and Quality of Services Provided

The Board reviewed materials provided by the Adviser related to the proposed approval of the Advisory Agreement. The Board noted that the Adviser provides investment management services on a discretionary basis to its clients, which include individuals and institutions with separately managed accounts. The Board further noted that the Adviser was founded in 2005 and owned by Sprott U.S. Holdings, Inc., a wholly owned subsidiary of Sprott, Inc. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board expressed satisfaction with the experience and credentials of the personnel at the Adviser who will be servicing the Fund. The Board discussed the services that would be provided to the Fund which included portfolio management, research, compliance, and analysis and administrative. Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to whether the Adviser was involved in any lawsuits or pending regulatory actions. The Board concluded that based on the responses in this questionnaire and their experience with the Adviser, they could expect the Adviser to provide high quality service to the Fund and its shareholders.

Investment Performance

The Board observed that the Fund outperformed benchmark index and broad-based index for the 1-year and since inception periods. The Board further noted that the Fund underperformed the benchmark index and broad-based index for the 3-year and 5-year periods. The Board considered the Adviser’s explanations noting the Adviser reduced its physical gold position taking profits from the sale of gold as prices improved. The Board further noted the Fund continues to emphasize mid-capitalization gold mining companies with near-term organic catalysts which the Adviser believes may offer better value creation opportunities and upside than large-capitalization companies.

The Board further considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Broadridge, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

In summary, the Board concluded that the Adviser had the potential to continue providing reasonable returns for the Fund.

Fees and Expenses

The Board noted that the Adviser earned a 0.89% fee for managing the Fund and the Fund had a net expense ratio of 1.46% for the Investor Class shares of the Fund and that the Adviser earned 0.89% fee and had a net expense ratio of 1.17% for the Institutional Class shares of the Fund. The Board considered that the advisory fee was above the peer group and Broadridge category averages and medians. The Board noted that the Fund’s expense ratio was above both the peer group average and median, in line with the Broadridge category median and below the Broadridge average. The Board agreed that the fee structure for the affiliated Advisers, including the advisory fee charged and expense ratio of the Fund, was not unreasonable.

Profitability

The Board reviewed the profitability analysis provided by the Adviser and noted that the Adviser realized a profit in managing the Fund. The Board acknowledged the effort required to maintain and manage the Fund’s complex investment program and determined the Adviser’s profitability was not excessive.

Economies of Scale

The Board considered that the advisory fee already contained breakpoints based on the average daily net assets of the Fund as follows: the Adviser receives 1.00% on the first $500 million of the average daily net assets of the Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion and 0.65% of the average daily net assets in excess of $1 billion. The Board reviewed the breakpoints in place and agreed that they appeared to account for economies of scale.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, the Board concluded that approval of the Advisory Agreement was in the best interests of the shareholders of the Fund.

Investment Adviser and Administrator

Sprott Asset Management USA, Inc.

320 Post Road, Suite 230

Darien, CT 06820

(203) 656-2400

www.sprott.com

Distributor

Sprott Global Resource Investments Ltd.

1910 Palomar Point Way, Suite 200

Carlsbad, CA 92008

Shareholders’ Servicing and Transfer Agent

U.S. Bank Global Fund Services, LLC
doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

50 South 16th Street, Suite 2900

Philadelphia, PA 19102

Legal Counsel

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036

This material must be preceded or accompanied by the Prospectus.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

No matters were submitted during the Registrant’s fiscal half-year period ended June 30, 2025 to shareholders for their vote.

Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a) (1)	Not applicable.

(2) Not applicable.

(3)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes – Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FUNDS TRUST

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President (Principal Executive Officer)

Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President (Principal Executive Officer)

Date:	September 5, 2025

By:	/s/ Varinder Bhathal
Varinder Bhathal, Treasurer (Principal Financial Officer)

Date:	September 5, 2025